UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6061

                      (Investment Company Act File Number)


                             Federated Index Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/07


                Date of Reporting Period:  Quarter ended 1/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MAX-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                   COMMON STOCKS -97.5%1
                   CONSUMER DISCRETIONARY--10.5%
        30,200   2 ADVO, Inc.                                                                                        $       989,956
        22,400 2,3 Amazon.com, Inc.                                                                                          843,808
        15,000   2 Apollo Group, Inc., Class A                                                                               651,000
        15,305   2 AutoNation, Inc.                                                                                          343,597
         4,930   2 AutoZone, Inc.                                                                                            619,356
        59,914   2 Bed Bath & Beyond, Inc.                                                                                 2,527,772
        38,160     Best Buy Co., Inc.                                                                                      1,923,264
        10,721   2 Big Lots, Inc.                                                                                            277,995
         5,741     Black & Decker Corp.                                                                                      501,074
        25,386     Block (H&R), Inc.                                                                                         624,496
         6,699     Brunswick Corp.                                                                                           228,503
        98,871     CBS Corp. (New), Class B                                                                                3,081,809
        34,407     Carnival Corp.                                                                                          1,774,025
        12,786     Centex Corp.                                                                                              686,480
             1   2 Chipotle Mexican Grill, Inc., Class B                                                                          55
        31,669     Circuit City Stores, Inc.                                                                                 646,364
        49,657     Clear Channel Communications, Inc.                                                                      1,803,542
        53,300   2 Coach, Inc.                                                                                             2,444,338
       204,619   2 Comcast Corp., Class A                                                                                  9,068,714
        26,700     D. R. Horton, Inc.                                                                                        775,902
        70,600   2 DIRECTV Group, Inc.                                                                                     1,721,934
        11,882     Darden Restaurants, Inc.                                                                                  465,061
        17,916     Dillards, Inc., Class A                                                                                   615,235
        29,828     Dollar General Corp.                                                                                      505,286
         5,907     Dow Jones & Co.                                                                                           222,753
         6,600     E.W. Scripps Co., Class A                                                                                 322,278
        72,205   3 Eastman Kodak Co.                                                                                       1,867,221
        11,760     Family Dollar Stores, Inc.                                                                                381,024
        49,442     Federated Department Stores, Inc.                                                                       2,051,349
       180,309 2,3 Ford Motor Co.                                                                                          1,465,912
        11,049     Fortune Brands, Inc.                                                                                      925,022
        24,780     Gannett Co., Inc.                                                                                       1,440,709
        56,960     Gap (The), Inc.                                                                                         1,091,923
        53,025   3 General Motors Corp.                                                                                    1,741,341
        12,767     Genuine Parts Co.                                                                                         606,688
        14,608   2 Goodyear Tire & Rubber Co.                                                                                360,672
        23,720     Harley Davidson, Inc.                                                                                   1,619,364
         6,500     Harman International Industries, Inc.                                                                     614,705
        14,744     Harrah's Entertainment, Inc.                                                                            1,245,573
        12,814     Hasbro, Inc.                                                                                              363,918
        35,939     Hilton Hotels Corp.                                                                                     1,271,881
       199,489     Home Depot, Inc.                                                                                        8,127,182
        50,600   2 IAC Interactive Corp.                                                                                   1,943,040
        30,236     International Game Technology                                                                           1,314,057
        30,867   2 Interpublic Group Cos., Inc.                                                                              406,210
        15,906     Johnson Controls, Inc.                                                                                  1,470,669
        11,935     Jones Apparel Group, Inc.                                                                                 407,700
         6,692     KB HOME                                                                                                   362,840
        24,808   2 Kohl's Corp.                                                                                            1,759,135
         1,100   2 Las Vegas Sand Corp.                                                                                      114,477
        18,651     Leggett and Platt, Inc.                                                                                   452,100
        14,922     Lennar Corp., Class A                                                                                     811,458
        29,971     Limited Brands                                                                                            837,390
         2,600   2 Live Nation, Inc.                                                                                          64,168
         7,578     Liz Claiborne, Inc.                                                                                       336,463
       116,214     Lowe's Cos., Inc.                                                                                       3,917,574
        38,346     Marriott International, Inc., Class A                                                                   1,845,976
        29,461     Mattel, Inc.                                                                                              717,670
       114,993     McDonald's Corp.                                                                                        5,099,940
        59,614     McGraw-Hill Cos., Inc.                                                                                  3,998,907
         3,559     Meredith Corp.                                                                                            209,839
        11,105   3 New York Times Co., Class A                                                                               256,414
        19,410     Newell Rubbermaid, Inc.                                                                                   573,371
       238,564     News Corp., Inc.                                                                                        5,546,613
        29,935     Nike, Inc., Class B                                                                                     2,957,877
        30,460     Nordstrom, Inc.                                                                                         1,696,927
         9,900     OSI Restaurant Partners, Inc.                                                                             390,951
        25,753   2 Office Depot, Inc.                                                                                        962,905
         8,206     Officemax, Inc.                                                                                           396,268
        17,926     Omnicom Group, Inc.                                                                                     1,885,815
        40,290     Penney (J.C.) Co., Inc.                                                                                 3,273,160
        18,284     Pulte Homes, Inc.                                                                                         627,873
        15,485     RadioShack Corp.                                                                                          342,219
        27,900     Readers Digest Association, Inc., Class A                                                                 471,231
         6,900   2 Saks, Inc.                                                                                                129,444
         6,937   2 Sears Holdings Corp.                                                                                    1,225,421
        12,923     Sherwin-Williams Co.                                                                                      892,979
         5,703     Snap-On, Inc.                                                                                             274,942
         6,413     Stanley Works                                                                                             367,208
        62,390     Staples, Inc.                                                                                           1,604,671
       110,868   2 Starbucks Corp.                                                                                         3,873,728
        22,033     Starwood Hotels & Resorts Worldwide, Inc.                                                               1,378,825
         1,900     Station Casinos, Inc.                                                                                     158,080
        37,042     TJX Cos., Inc.                                                                                          1,095,332
        81,213     Target Corp.                                                                                            4,983,230
        10,496     Tiffany & Co.                                                                                             412,073
           700     Tim Horton's, Inc.                                                                                         21,700
       413,677     Time Warner, Inc.                                                                                       9,047,116
        17,147     Tribune Co.                                                                                               523,669
        52,468   2 Univision Communications, Inc., Class A                                                                 1,873,632
        15,930     V.F. Corp.                                                                                              1,208,609
        54,821   2 Viacom, Inc., Class B                                                                                   2,229,570
        11,219     Wendy's International, Inc.                                                                               380,997
         6,240     Whirlpool Corp.                                                                                           570,523
        23,412   2 Wyndham Worldwide Corp.                                                                                   730,454
         1,600   2 Wynn Resorts Ltd.                                                                                         178,784
        18,300     Yankee Candle Co., Inc., The                                                                              633,729
        24,440     Yum! Brands, Inc.                                                                                       1,466,644
                       TOTAL                                                                                             139,551,678
                   CONSUMER STAPLES--8.6%
       230,250     Altria Group, Inc.                                                                                     20,121,547
        58,324     Anheuser-Busch Cos., Inc.                                                                               2,972,774
        95,774     Archer-Daniels-Midland Co.                                                                              3,064,768
        38,436     Avon Products, Inc.                                                                                     1,321,814
         7,360     Brown-Forman Corp., Class B                                                                               482,742
        60,988     CVS Corp.                                                                                               2,052,246
        17,123     Campbell Soup Co.                                                                                         658,893
        10,473     Clorox Co.                                                                                                685,144
       159,382     Coca-Cola Co.                                                                                           7,631,210
        25,437     Coca-Cola Enterprises, Inc.                                                                               521,967
        46,240     Colgate-Palmolive Co.                                                                                   3,158,192
       111,604     ConAgra, Inc.                                                                                           2,869,339
        51,000   2 Constellation Brands, Inc., Class A                                                                     1,261,740
        45,004     Costco Wholesale Corp.                                                                                  2,528,325
        18,000   2 Dean Foods Co.                                                                                            796,500
        36,200     Estee Lauder Cos., Inc., Class A                                                                        1,719,500
        28,555     General Mills, Inc.                                                                                     1,634,488
        36,302     H.J. Heinz Co.                                                                                          1,710,550
        12,222     Hershey Foods Corp.                                                                                       623,811
        21,307     Kellogg Co.                                                                                             1,049,796
        71,086     Kimberly-Clark Corp.                                                                                    4,933,368
        64,121     Kroger Co.                                                                                              1,641,498
        17,700     McCormick & Co., Inc.                                                                                     691,008
         4,552     Molson Coors Brewing Co., Class B                                                                         367,802
       140,145     PepsiCo, Inc.                                                                                           9,143,060
       281,515     Procter & Gamble Co.                                                                                   18,261,878
        14,000     Reynolds American, Inc.                                                                                   903,000
        14,820     SUPERVALU, Inc.                                                                                           562,864
        37,523     Safeway Inc.                                                                                            1,351,954
        57,787     Sara Lee Corp.                                                                                            991,047
        45,472     Sysco Corp.                                                                                             1,571,058
        21,324     The Pepsi Bottling Group, Inc.                                                                            674,478
        19,300     Tyson Foods, Inc., Class A                                                                                342,575
        35,777     UST, Inc.                                                                                               2,055,031
       198,444     Wal-Mart Stores, Inc.                                                                                   9,463,794
        75,696     Walgreen Co.                                                                                            3,429,029
        10,800     Whole Foods Market, Inc.                                                                                  466,452
        18,857     Wrigley (Wm.), Jr. Co.                                                                                    971,513
                       TOTAL                                                                                             114,686,755
                   ENERGY--9.4%
        47,320     Anadarko Petroleum Corp.                                                                                2,070,250
        31,472     Apache Corp.                                                                                            2,296,512
        66,700     BJ Services Co.                                                                                         1,844,922
        31,081     Baker Hughes, Inc.                                                                                      2,145,521
        13,800     CONSOL Energy, Inc.                                                                                       475,134
        27,100     Chesapeake Energy Corp.                                                                                   802,431
       216,261     Chevron Corp.                                                                                          15,761,102
       165,770     ConocoPhillips                                                                                         11,008,786
        59,536     Devon Energy Corp.                                                                                      4,172,878
        15,500     ENSCO International, Inc.                                                                                 788,485
        20,006     EOG Resources, Inc.                                                                                     1,383,015
        65,339     El Paso Corp.                                                                                           1,014,061
       600,810     Exxon Mobil Corp.                                                                                      44,520,021
         3,600   2 Forest Oil Corp.                                                                                          114,912
       108,196     Halliburton Co.                                                                                         3,196,110
        27,064     Hess Corp.                                                                                              1,461,185
        12,913     Kinder Morgan, Inc.                                                                                     1,368,778
        34,096     Marathon Oil Corp.                                                                                      3,080,233
         5,200   2 Mariner Energy, Inc.                                                                                      104,572
        13,900     Murphy Oil Corp.                                                                                          690,969
        23,380   2 Nabors Industries Ltd.                                                                                    707,946
        12,214   2 National-Oilwell, Inc.                                                                                    740,657
         9,978     Noble Corp.                                                                                               747,851
        78,930     Occidental Petroleum Corp.                                                                              3,659,195
        24,100     Peabody Energy Corp.                                                                                      984,003
        20,152     Rowan Cos., Inc.                                                                                          662,799
        91,012     Schlumberger Ltd.                                                                                       5,778,352
        15,000     Smith International, Inc.                                                                                 595,200
        85,124     Spectra Energy Corp.                                                                                    2,223,439
        11,620     Sunoco, Inc.                                                                                              733,571
        30,690   2 Transocean Sedco Forex, Inc.                                                                            2,374,485
        67,857     Valero Energy Corp.                                                                                     3,683,278
        26,700   2 Weatherford International Ltd.                                                                          1,078,146
        56,161     Williams Cos., Inc.                                                                                     1,515,785
        36,632     XTO Energy, Inc.                                                                                        1,848,817
                       TOTAL                                                                                             125,633,401
                   FINANCIALS--21.6%
        23,674     AON Corp.                                                                                                 848,950
        43,900     Ace Ltd.                                                                                                2,536,542
        36,882     Aflac, Inc.                                                                                             1,755,952
        81,825     Allstate Corp.                                                                                          4,922,592
         7,473     Ambac Financial Group, Inc.                                                                               658,371
       147,245     American Express Co.                                                                                    8,572,604
       254,532     American International Group, Inc.                                                                     17,422,715
        20,539     Ameriprise Financial, Inc.                                                                              1,210,979
         9,200     Apartment Investment & Management Co., Class A                                                            576,196
        16,100     Archstone-Smith Trust                                                                                   1,017,681
         8,200     Avalonbay Communities, Inc.                                                                             1,216,552
        48,785     BB&T Corp.                                                                                              2,061,654
       410,856     Bank of America Corp.                                                                                  21,602,808
        67,939     Bank of New York Co., Inc.                                                                              2,718,239
         8,534     Bear Stearns Cos., Inc.                                                                                 1,406,830
         9,979     Boston Properties, Inc.                                                                                 1,258,252
        14,500   2 CB Richard Ellis Services, Inc.                                                                           545,345
           900   2 CBOT Holdings, Inc.                                                                                       151,920
        15,900     CIT Group, Inc.                                                                                           937,464
        42,213     Capital One Financial Corp.                                                                             3,393,925
         3,100     Chicago Mercantile Exchange Holdings, Inc.                                                              1,746,230
        38,890     Chubb Corp.                                                                                             2,023,836
        13,895     Cincinnati Financial Corp.                                                                                621,662
       522,419     Citigroup, Inc.                                                                                        28,800,959
        12,823     Comerica, Inc.                                                                                            760,404
        16,600     Commerce Bancorp, Inc.                                                                                    560,748
        15,272     Compass Bancshares, Inc.                                                                                  930,065
        54,342     Countrywide Financial Corp.                                                                             2,362,790
        11,400     Direct General Corp.                                                                                      237,120
        38,600   2 E*Trade Group, Inc.                                                                                       941,068
        31,767     Equity Office Properties Trust                                                                          1,764,657
        20,500     Equity Residential Properties Trust                                                                     1,153,740
        63,969     Federal Home Loan Mortgage Corp.                                                                        4,153,507
       111,116     Federal National Mortgage Association                                                                   6,281,387
         7,600     Federated Investors, Inc.                                                                                 268,356
        54,907     Fifth Third Bancorp                                                                                     2,190,789
        12,100     First Horizon National Corp.                                                                              527,560
        14,025     Franklin Resources, Inc.                                                                                1,670,518
        36,178     Genworth Financial, Inc., Class A                                                                       1,262,612
        41,900     Goldman Sachs Group, Inc.                                                                               8,889,504
         4,900     Government Properties Trust, Inc.                                                                          52,136
        37,770     Hartford Financial Services Group, Inc.                                                                 3,584,751
         3,998     Host Marriott Corp.                                                                                       105,827
        19,409     Huntington Bancshares, Inc.                                                                               451,842
         1,200   2 InterContinentalExchange, Inc.                                                                            156,660
       349,768     J.P. Morgan Chase & Co.                                                                                17,813,684
        57,392     Janus Capital Group, Inc.                                                                               1,175,388
        33,179     KeyCorp                                                                                                 1,266,442
        20,201     Kimco Realty Corp.                                                                                      1,001,970
         9,700     Legg Mason, Inc.                                                                                        1,017,045
        49,406     Lehman Brothers Holdings, Inc.                                                                          4,063,149
        26,560     Lincoln National Corp.                                                                                  1,783,238
        38,847     Loews Corp.                                                                                             1,688,291
         6,900     M & T Bank Corp.                                                                                          837,039
        11,331     MBIA Insurance Corp.                                                                                      813,906
         6,964     MGIC Investment Corp.                                                                                     429,818
        46,510     Marsh & McLennan Cos., Inc.                                                                             1,372,045
        25,242     Marshall & Ilsley Corp.                                                                                 1,187,889
        43,017     Mellon Financial Corp.                                                                                  1,838,547
        68,125     Merrill Lynch & Co., Inc.                                                                               6,373,775
        97,041     MetLife, Inc.                                                                                           6,028,187
           100     Midcap SPDR Trust                                                                                          15,152
        21,934     Moody's Corp.                                                                                           1,569,597
       104,356     Morgan Stanley                                                                                          8,639,633
         4,700   2 NASDAQ Stock Market, Inc.                                                                                 160,176
         1,600   2 NYSE Group, Inc.                                                                                          159,968
        56,664     National City Corp.                                                                                     2,144,732
        14,969     Northern Trust Corp.                                                                                      909,367
        11,200     Northwestern Corp.                                                                                        401,632
        27,827     PNC Financial Services Group                                                                            2,052,798
        13,200     Plum Creek Timber Co., Inc.                                                                               531,300
        24,800     Principal Financial Group                                                                               1,527,928
        56,120     Progressive Corp., OH                                                                                   1,301,423
        26,000     Prologis                                                                                                1,690,000
        46,800     Prudential Financial, Inc.                                                                              4,171,284
         9,797     Public Storage, Inc.                                                                                    1,065,522
        30,428   2 Realogy Corp.                                                                                             909,797
        67,972     Regions Financial Corp.                                                                                 2,464,665
        10,622     SAFECO Corp.                                                                                              679,914
        33,040     SLM Corp.                                                                                               1,518,518
        17,212     SPDR Trust                                                                                              2,475,086
       185,086     Schwab (Charles) Corp.                                                                                  3,501,827
        21,149     Simon Property Group, Inc.                                                                              2,419,234
        27,330     Sovereign Bancorp, Inc.                                                                                   673,685
        28,162     State Street Corp.                                                                                      2,000,910
        54,891     SunTrust Banks, Inc.                                                                                    4,561,442
        22,055     Synovus Financial Corp.                                                                                   704,216
        19,808     T. Rowe Price Group, Inc.                                                                                 950,586
        66,349     The St. Paul Travelers Cos., Inc.                                                                       3,373,847
         9,137     Torchmark Corp.                                                                                           593,814
        32,700     Trustreet Properties, Inc.                                                                                553,938
       172,063     U.S. Bancorp                                                                                            6,125,443
        43,800   2 U.S.I. Holdings Corp.                                                                                     724,014
        30,253     UNUMProvident Corp.                                                                                       665,566
        11,400     Vornado Realty Trust                                                                                    1,394,790
       195,896     Wachovia Corp.                                                                                         11,068,124
       130,913     Washington Mutual Bank                                                                                  5,837,411
       328,098     Wells Fargo & Co.                                                                                      11,785,280
        16,436     XL Capital Ltd., Class A                                                                                1,134,084
         7,072     Zions Bancorp                                                                                             599,847
                       TOTAL                                                                                             288,061,262
                   HEALTH CARE--11.8%
       130,441     Abbott Laboratories                                                                                     6,913,373
        58,504     Aetna, Inc.                                                                                             2,466,529
        11,021     Allergan, Inc.                                                                                          1,286,261
        50,984     AmerisourceBergen Corp.                                                                                 2,670,542
       112,957   2 Amgen, Inc.                                                                                             7,948,784
        28,148     Applera Corp.                                                                                             978,424
         7,504     Bard (C.R.), Inc.                                                                                         619,230
         8,100   2 Barr Laboratories, Inc.                                                                                   433,512
         3,932     Bausch & Lomb, Inc.                                                                                       218,934
        48,424     Baxter International, Inc.                                                                              2,404,736
        23,328     Becton, Dickinson & Co.                                                                                 1,794,856
        31,334   2 Biogen Idec, Inc.                                                                                       1,514,686
        30,804     Biomet, Inc.                                                                                            1,304,857
       173,045   2 Boston Scientific Corp.                                                                                 3,192,680
       148,825     Bristol-Myers Squibb Co.                                                                                4,284,672
        21,070     CIGNA Corp.                                                                                             2,789,668
        64,108     Cardinal Health, Inc.                                                                                   4,578,593
        43,851     Caremark Rx, Inc.                                                                                       2,686,312
        26,800   2 Celgene Corp.                                                                                           1,438,624
        22,300   2 Conor Medsystems, Inc.                                                                                    740,806
        12,200   2 Coventry Health Care, Inc.                                                                                628,910
        76,966     Eli Lilly & Co.                                                                                         4,165,400
        10,300   2 Express Scripts, Inc., Class A                                                                            716,056
        29,976   2 Forest Laboratories, Inc., Class A                                                                      1,681,953
        20,100   2 Genzyme Corp.                                                                                           1,321,173
        33,914   2 Gilead Sciences, Inc.                                                                                   2,181,348
        17,300   2 Health Management Association, Class A                                                                    336,485
         5,800   2 Horizon Health Corp.                                                                                      114,144
        11,544   2 Hospira, Inc.                                                                                             424,588
        33,631   2 Humana, Inc.                                                                                            1,866,521
        15,973     IMS Health, Inc.                                                                                          460,981
       259,844     Johnson & Johnson                                                                                      17,357,579
        17,584   2 King Pharmaceuticals, Inc.                                                                                314,050
        10,400   2 Laboratory Corp. of America Holdings                                                                      763,776
         7,143     Manor Care, Inc.                                                                                          380,293
        53,666     McKesson HBOC, Inc.                                                                                     2,991,880
        21,889   2 Medco Health Solutions, Inc.                                                                            1,296,048
        20,337 2,3 Medimmune, Inc.                                                                                           704,880
        89,983     Medtronic, Inc.                                                                                         4,809,591
       173,320     Merck & Co., Inc.                                                                                       7,756,070
         3,277   2 Millipore Corp.                                                                                           224,409
        80,250     Mylan Laboratories, Inc.                                                                                1,776,735
        11,100   2 Patterson Cos., Inc.                                                                                      417,471
        17,707     PerkinElmer, Inc.                                                                                         422,666
       783,320     Pfizer, Inc.                                                                                           20,554,317
        13,692     Quest Diagnostic, Inc.                                                                                    718,556
       135,232     Schering Plough Corp.                                                                                   3,380,800
        26,408   2 St. Jude Medical, Inc.                                                                                  1,129,206
        23,802     Stryker Corp.                                                                                           1,474,296
        29,700   2 Tanox, Inc.                                                                                               576,477
        35,005   2 Tenet Healthcare Corp.                                                                                    247,135
        75,953   2 Thermo Electron Corp.                                                                                   3,634,351
       161,625     UnitedHealth Group, Inc.                                                                                8,446,523
        11,600   2 Waters Corp.                                                                                              657,604
         7,983   2 Watson Pharmaceuticals, Inc.                                                                              217,297
        59,891   2 Wellpoint, Inc.                                                                                         4,694,257
       129,554     Wyeth                                                                                                   6,401,263
        17,894   2 Zimmer Holdings, Inc.                                                                                   1,507,033
                       TOTAL                                                                                             157,018,201
                   INDUSTRIALS--11.0%
        96,052     3M Co.                                                                                                  7,136,664
        19,743   2 Allied Waste Industries, Inc.                                                                             252,513
        46,159     American Power Conversion Corp.                                                                         1,418,928
        15,000     American Standard Cos.                                                                                    740,850
         7,442     Avery Dennison Corp.                                                                                      508,735
        89,805     Boeing Co.                                                                                              8,042,936
        33,038     Burlington Northern Santa Fe Corp.                                                                      2,654,934
        43,764     CSX Corp.                                                                                               1,610,078
        86,176     Caterpillar, Inc.                                                                                       5,521,296
        11,537     Cintas Corp.                                                                                              474,748
         9,057     Cooper Industries Ltd., Class A                                                                           827,719
         3,417     Cummins, Inc.                                                                                             459,792
        36,240     Danaher Corp.                                                                                           2,683,934
        37,686     Deere & Co.                                                                                             3,779,152
        14,223     Donnelley (R.R.) & Sons Co.                                                                               527,673
        15,602     Dover Corp.                                                                                               773,859
        11,054     Eaton Corp.                                                                                               866,081
        14,600     ElkCorp                                                                                                   633,056
        74,604     Emerson Electric Co.                                                                                    3,354,942
        11,116     Equifax, Inc.                                                                                             461,647
        27,468     FedEx Corp.                                                                                             3,032,467
         5,956     Fluor Corp.                                                                                               491,966
        35,716     General Dynamics Corp.                                                                                  2,791,205
     1,017,236     General Electric Co.                                                                                   36,671,358
         8,190     Goodrich (B.F.) Co.                                                                                       401,474
         6,647     Grainger (W.W.), Inc.                                                                                     516,140
        80,618     Honeywell International, Inc.                                                                           3,683,436
        13,692     ITT Corp.                                                                                                 816,728
        43,018     Illinois Tool Works, Inc.                                                                               2,193,488
        27,784     Ingersoll-Rand Co., Class A                                                                             1,191,378
        30,700   2 Jacuzzi Brands, Inc.                                                                                      381,601
         8,575     L-3 Communications Holdings, Inc.                                                                         706,066
        33,988     Lockheed Martin Corp.                                                                                   3,303,294
        68,136     Masco Corp.                                                                                             2,179,671
         8,468   2 Monster Worldwide, Inc.                                                                                   418,404
        39,053     Norfolk Southern Corp.                                                                                  1,938,981
        33,700     Northrop Grumman Corp.                                                                                  2,390,678
        36,444     PACCAR, Inc.                                                                                            2,437,010
         8,589     Pall Corp.                                                                                                298,554
         8,197     Parker-Hannifin Corp.                                                                                     678,384
        18,003     Pitney Bowes, Inc.                                                                                        861,804
        35,600   2 RailAmerica, Inc.                                                                                         577,076
        59,155     Raytheon Co.                                                                                            3,070,145
        16,194     Robert Half International, Inc.                                                                           659,096
        13,843     Rockwell Automation, Inc.                                                                                 847,330
        17,243     Rockwell Collins                                                                                        1,176,145
         4,586     Ryder System, Inc.                                                                                        250,120
        74,920     Southwest Airlines Co.                                                                                  1,131,292
         9,200   2 Swift Transportation Co.                                                                                  280,784
        10,200   2 Terex Corp.                                                                                               580,278
        10,930     Textron Inc.                                                                                            1,018,348
       222,492     Tyco International Ltd.                                                                                 7,093,045
        31,695     Union Pacific Corp.                                                                                     3,201,195
       129,340     United Parcel Service, Inc.                                                                             9,348,695
        77,722     United Technologies Corp.                                                                               5,286,650
        43,024     Waste Management, Inc.                                                                                  1,634,052
                       TOTAL                                                                                             146,267,875
                   INFORMATION TECHNOLOGY--15.2%
         6,918   2 ADC Telecommunications, Inc.                                                                              111,656
        42,910   2 Adobe Systems, Inc.                                                                                     1,667,912
        35,947   2 Advanced Micro Devices, Inc.                                                                              558,976
         9,000   2 Affiliated Computer Services, Inc., Class A                                                               440,910
         4,167   2 Agere Systems, Inc.                                                                                        83,923
        42,472   2 Agilent Technologies, Inc.                                                                              1,359,104
        35,239   2 Altera Corp.                                                                                              706,542
        34,424     Analog Devices, Inc.                                                                                    1,127,386
        84,228   2 Apple, Inc.                                                                                             7,220,866
       142,310     Applied Materials, Inc.                                                                                 2,523,156
        16,120   2 Autodesk, Inc.                                                                                            704,766
        50,205     Automatic Data Processing, Inc.                                                                         2,395,783
        40,839   2 Avaya, Inc.                                                                                               523,964
        32,124   2 BMC Software, Inc.                                                                                      1,104,744
        40,966   2 Broadcom Corp.                                                                                          1,307,635
        46,268     CA, Inc.                                                                                                1,135,879
        10,107   2 CIENA Corp.                                                                                               283,906
       547,428   2 Cisco Systems, Inc.                                                                                    14,556,111
        12,630   2 Citrix Systems, Inc.                                                                                      399,992
        10,600   2 Cognizant Technology Solutions Corp.                                                                      904,074
        26,941   2 Computer Sciences Corp.                                                                                 1,413,325
        26,770   2 Compuware Corp.                                                                                           240,127
         7,800   2 Comverse Technology, Inc.                                                                                 150,930
        14,525   2 Convergys Corp.                                                                                           378,231
       169,500   2 Corning, Inc.                                                                                           3,532,380
       267,629   2 Dell, Inc.                                                                                              6,490,003
        11,700   2 Digital Insight Corp.                                                                                     455,013
       230,528     EMC Corp. Mass                                                                                          3,225,087
        30,500   2 Electronic Arts, Inc.                                                                                   1,525,000
        41,980     Electronic Data Systems Corp.                                                                           1,104,494
        20,200     Fidelity National Information Services, Inc.                                                              858,904
        73,148     First Data Corp., Class                                                                                 1,818,459
        12,667   2 Fiserv, Inc.                                                                                              665,904
        21,831 2,3 Google Inc.                                                                                            10,943,880
       291,247     Hewlett-Packard Co.                                                                                    12,605,170
       149,838     IBM Corp.                                                                                              14,856,438
       612,180     Intel Corp.                                                                                            12,831,293
        27,030   2 Intuit, Inc.                                                                                              850,094
        13,792   2 JDS Uniphase Corp.                                                                                        245,222
        18,185     Jabil Circuit, Inc.                                                                                       436,258
       108,400 2,3 Juniper Networks, Inc.                                                                                  1,964,208
        17,025     KLA-Tencor Corp.                                                                                          838,141
        27,800   2 Kanbay International, Inc.                                                                                804,532
        26,814   2 LSI Logic Corp.                                                                                           252,052
        26,518   2 Lexmark International Group, Class A                                                                    1,671,430
        22,814     Linear Technology Corp.                                                                                   706,093
        28,641     Maxim Integrated Products, Inc.                                                                           882,143
        69,398   2 Micron Technology, Inc.                                                                                   898,704
       910,909     Microsoft Corp.                                                                                        28,110,652
        15,681     Molex, Inc.                                                                                               460,865
       263,821     Motorola, Inc.                                                                                          5,236,847
        13,074   2 NCR Corp.                                                                                                 619,577
        32,900   2 NVIDIA Corp.                                                                                            1,008,385
        32,014     National Semiconductor Corp.                                                                              740,484
        38,461   2 Network Appliance, Inc.                                                                                 1,446,134
        28,023   2 Novell, Inc.                                                                                              203,167
        14,321   2 Novellus Systems, Inc.                                                                                    441,516
       313,335   2 Oracle Corp.                                                                                            5,376,829
        15,795   2 PMC-Sierra, Inc.                                                                                           99,509
        29,957     Paychex, Inc.                                                                                           1,198,580
        17,432   2 Qlogic Corp.                                                                                              319,006
       165,178     Qualcomm, Inc.                                                                                          6,220,603
        39,586     Sabre Group Holdings, Inc.                                                                              1,279,024
        14,600   2 Sandisk Corp.                                                                                             586,920
        67,501   2 Sanmina-SCI Corp.                                                                                         236,254
        87,505   2 Solectron Corp.                                                                                           284,391
       337,986   2 Sun Microsystems, Inc.                                                                                  2,244,227
        78,980   2 Symantec Corp.                                                                                          1,398,736
         6,856     Tektronix, Inc.                                                                                           193,819
        42,387   2 Tellabs, Inc.                                                                                             426,837
        17,301   2 Teradyne, Inc.                                                                                            257,785
       160,991     Texas Instruments, Inc.                                                                                 5,021,309
        23,922   2 Unisys Corp.                                                                                              206,208
        25,200   2 Verisign, Inc.                                                                                            602,280
       160,734     Walt Disney Co.                                                                                         5,653,015
        73,548     Western Union Co.                                                                                       1,643,062
        92,222   2 Xerox Corp.                                                                                             1,586,218
        32,812     Xilinx, Inc.                                                                                              797,332
       119,796 2,3 Yahoo, Inc.                                                                                             3,391,425
       111,800   2 eBay, Inc.                                                                                              3,621,202
                       TOTAL                                                                                             202,672,998
                   MATERIALS--2.8%
        18,532     Air Products & Chemicals, Inc.                                                                          1,383,599
       124,948     Alcoa, Inc.                                                                                             4,035,820
         8,745     Allegheny Technologies, Inc.                                                                              905,020
         6,920     Ashland, Inc.                                                                                             481,286
         8,844     Ball Corp.                                                                                                409,654
         7,676     Bemis Co., Inc.                                                                                           260,293
        71,637     Dow Chemical Co.                                                                                        2,975,801
        68,506     Du Pont (E.I.) de Nemours & Co.                                                                         3,395,157
         4,896     Eastman Chemical Co.                                                                                      286,710
        15,906     Ecolab, Inc.                                                                                              698,273
        34,115     Freeport-McMoRan Copper & Gold, Inc., Class B                                                           1,961,954
         7,758   2 Hercules, Inc.                                                                                            152,134
         6,742     International Flavors & Fragrances, Inc.                                                                  326,852
        35,126     International Paper Co.                                                                                 1,183,746
         1,000     MacDermid, Inc.                                                                                            34,690
        19,028     MeadWestvaco Corp.                                                                                        573,504
        48,454     Monsanto Co.                                                                                            2,669,331
        36,013     Newmont Mining Corp.                                                                                    1,624,186
        31,568     Nucor Corp.                                                                                             2,037,399
        15,842     PPG Industries, Inc.                                                                                    1,050,166
        15,708   2 Pactiv Corp.                                                                                              509,568
        27,015     Phelps Dodge Corp.                                                                                      3,339,054
        44,990     Praxair, Inc.                                                                                           2,837,069
        12,958     Rohm & Haas Co.                                                                                           674,593
         6,725     Sealed Air Corp.                                                                                          443,178
        10,660     Sigma-Aldrich Corp.                                                                                       404,547
         7,424     Temple-Inland, Inc.                                                                                       370,755
        12,610     United States Steel Corp.                                                                               1,052,809
         7,206     Vulcan Materials Co.                                                                                      733,859
        19,620     Weyerhaeuser Co.                                                                                        1,471,500
                       TOTAL                                                                                              38,282,507
                   TELECOMMUNICATION SERVICES--3.3%
       622,839     AT&T, Inc.                                                                                             23,437,431
        31,146     Alltel Corp.                                                                                            1,908,938
        11,130     CenturyTel, Inc.                                                                                          499,069
        30,438     Citizens Communications Co., Class B                                                                      446,221
        14,519     Embarq Corp.                                                                                              805,950
       214,172   2 Qwest Communications International, Inc.                                                                1,745,502
       229,095     Sprint Nextel Corp.                                                                                     4,084,764
       281,754     Verizon Communications                                                                                 10,853,164
        49,118     Windstream Corp.                                                                                          730,876
                       TOTAL                                                                                              44,511,915
                   UTILITIES--3.3%
        68,039   2 AES Corp.                                                                                               1,414,531
        17,843   2 Allegheny Energy, Inc.                                                                                    830,056
        13,957     Ameren Corp.                                                                                              741,256
        36,104     American Electric Power Co., Inc.                                                                       1,571,607
        13,192     CMS Energy Corp.                                                                                          220,174
        23,914     CenterPoint Energy, Inc.                                                                                  412,756
        20,341     Consolidated Edison Co.                                                                                   982,063
        13,324     Constellation Energy Group                                                                                966,656
        18,167     DTE Energy Co.                                                                                            842,404
        56,707     Dominion Resources, Inc.                                                                                4,704,413
       178,349     Duke Energy Corp.                                                                                       3,511,692
        38,854   2 Dynegy, Inc.                                                                                              273,921
        32,758     Edison International                                                                                    1,473,455
        16,982     Entergy Corp.                                                                                           1,576,779
        61,238     Exelon Corp.                                                                                            3,673,668
        37,182     FPL Group, Inc.                                                                                         2,106,360
        24,084     FirstEnergy Corp.                                                                                       1,428,904
        12,556     KeySpan Corp.                                                                                             512,285
         1,589     NICOR, Inc.                                                                                                72,300
        24,080     NiSource, Inc.                                                                                            573,104
        36,736     P G & E Corp.                                                                                           1,714,836
        61,674     PPL Corp.                                                                                               2,195,594
         2,457     Peoples Energy Corp.                                                                                      107,002
         6,718     Pinnacle West Capital Corp.                                                                               327,771
        18,007     Progress Energy, Inc.                                                                                     856,053
        20,269     Public Service Enterprises Group, Inc.                                                                  1,358,631
         6,700     Questar Corp.                                                                                             544,040
        22,441     Sempra Energy                                                                                           1,287,665
        54,286     Southern Co.                                                                                            1,983,068
        21,288     TECO Energy, Inc.                                                                                         361,044
        73,516     TXU Corp.                                                                                               3,975,745
        74,424     Xcel Energy, Inc.                                                                                       1,736,312
                       TOTAL                                                                                              44,336,145
                       TOTAL COMMON STOCKS                                                                             1,301,022,737
                       (IDENTIFIED COST $540,855,841)
                   CORPORATE BONDS--0.1%
                   HEALTH CARE--0.0%
  $    250,000 4,5  Genzyme Corp., Conv. Bond, 1.25%, 12/1/2023                                                              265,990
                   INDUSTRIALS--0.1%
       227,000     Tyco International Group, Conv. Bond, 3.125%, 1/15/2023                                                   336,380
                       TOTAL CORPORATE BONDS                                                                                 602,370
                       (IDENTIFIED COST $583,871)
                   REPURCHASE AGREEMENTS--3.2%
    28,737,000     Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank          28,737,000
                   of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for
                   $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.
     7,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bear           7,000,000
                   Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/15/2036 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,060,000,297 (purchased with proceeds from securities lending collateral).
     7,040,000     Interest in $3,300,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ING            7,040,000
                   Financial Markets LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $3,378,754,250 (purchased with proceeds from securities lending collateral).
                        TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             42,777,000
                       TOTAL INVESTMENTS - 100.8%                                                                      1,344,402,107
                       (IDENTIFIED COST $584,216,712)6
                       OTHER ASSETS AND LIABILITIES - NET - (0.8)%                                                      (10,510,099)
                       TOTAL NET ASSETS - 100%                                                                       $ 1,333,892,008

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The total market value of open index futures contracts is $45,815,250 at January 31, 2007, which represents 3.4% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 101.3%.

2    Non-income producing security.

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of January 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED            MARKET VALUE OF COLLATERAL
     $13,441,446                                  $14,040,000

4 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $265,990, which represented 0.0% of total net assets.

5 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, these liquid restricted securities amounted to $265,990, which represented 0.0% of total net assets.

6 At January 31, 2007, the cost of investments for federal tax purposes was $584,216,712. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $760,185,395. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $762,635,176, and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,449,781.

     At January 31, 2007, the Fund had the following outstanding long futures contracts:

    CONTRACTS                   NUMBER OF   NOTIONAL     EXPIRATION   UNREALIZED
                                CONTRACTS   VALUE        DATE       APPRECIATION
    S&P 500 Index Futures       127         $45,815,250  March 2007     $408,115


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.







FEDERATED MID-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                    COMMON STOCKS--88.3%1
                    CONSUMER DISCRETIONARY--13.8%
         48,310   2 99 Cents Only Stores                                                                             $       717,404
         84,526     Abercrombie & Fitch Co., Class A                                                                       6,723,198
        102,750     Advance Auto Parts, Inc.                                                                               3,899,363
         49,200   2 Aeropostale, Inc.                                                                                      1,768,248
        190,893     American Eagle Outfitters, Inc.                                                                        6,181,115
         58,270     American Greetings Corp., Class A                                                                      1,399,645
         70,900   2 AnnTaylor Stores Corp.                                                                                 2,446,050
         72,766     Applebee's International, Inc.                                                                         1,836,614
         62,888     ArvinMeritor, Inc.                                                                                     1,210,594
         12,400     Bandag, Inc.                                                                                             631,780
         49,250     Barnes & Noble, Inc.                                                                                   1,917,303
         39,100     Beazer Homes USA, Inc.                                                                                 1,701,241
         90,332     Belo (A.H.) Corp., Series A                                                                            1,691,015
         27,100     Blyth Industries, Inc.                                                                                   563,409
         32,000     Bob Evans Farms, Inc.                                                                                  1,087,040
         63,502     Borders Group, Inc.                                                                                    1,332,272
         52,788     BorgWarner, Inc.                                                                                       3,618,089
         40,927     Boyd Gaming Corp.                                                                                      1,946,897
        117,816     Brinker International, Inc.                                                                            3,717,095
         26,868     CBRL Group, Inc.                                                                                       1,259,840
         63,300     Callaway Golf Co.                                                                                      1,045,716
         99,513   2 CarMax, Inc.                                                                                           5,715,032
         93,494   2 Career Education Corp.                                                                                 2,680,473
         38,200     Catalina Marketing Corp.                                                                               1,090,610
        121,800   2 Charming Shoppes, Inc.                                                                                 1,598,016
         78,273 2,3 Cheesecake Factory, Inc.                                                                               2,162,683
        166,276 2,3 Chicos Fas, Inc.                                                                                       3,471,843
         93,988     Claire's Stores, Inc.                                                                                  3,233,187
         58,700   2 Coldwater Creek, Inc.                                                                                  1,094,755
         78,476   2 Corinthian Colleges, Inc.                                                                              1,024,897
         55,744     DeVRY, Inc.                                                                                            1,569,751
         35,910   2 Dick's Sporting Goods, Inc.                                                                            1,849,006
        100,182   2 Dollar Tree Stores, Inc.                                                                               3,151,726
         31,369     Entercom Communication Corp.                                                                             884,292
        145,200     Foot Locker, Inc.                                                                                      3,258,288
         50,444   3 Furniture Brands International, Inc.                                                                     840,901
         70,700   2 GameStop Corp.                                                                                         3,777,501
        140,900     Gentex Corp.                                                                                           2,464,341
         94,500   2 Hanesbrands, Inc.                                                                                      2,417,310
         52,188     Harte-Hanks                                                                                            1,414,817
         33,388   2 Hovnanian Enterprises, Inc., Class A                                                                   1,111,487
         33,044   2 ITT Educational Services, Inc.                                                                         2,564,214
         33,731     International Speedway Corp., Class A                                                                  1,761,770
         47,207   2 Laureate Education, Inc.                                                                               2,848,470
         66,338 2,3 Lear Corp.                                                                                             2,246,205
         40,156     Lee Enterprises, Inc.                                                                                  1,334,384
         32,300     M.D.C. Holdings, Inc.                                                                                  1,882,121
         21,050     Media General, Inc., Class A                                                                             842,210
         30,000     Modine Manufacturing Co.                                                                                 784,800
         49,488 2,3 Mohawk Industries, Inc.                                                                                4,078,801
        104,600   2 O'Reilly Automotive, Inc.                                                                              3,651,586
         68,000     OSI Restaurant Partners, Inc.                                                                          2,685,320
         70,700   2 Pacific Sunwear of California                                                                          1,385,720
         65,347   2 Payless ShoeSource, Inc.                                                                               2,218,531
        129,876     PetSmart, Inc.                                                                                         3,966,413
         57,000     Polo Ralph Lauren Corp., Class A                                                                       4,676,850
         85,900     Readers Digest Association, Inc., Class A                                                              1,450,851
         45,850     Regis Corp. Minnesota                                                                                  1,916,072
         65,957   2 Rent-A-Center, Inc.                                                                                    1,943,093
        138,525     Ross Stores, Inc.                                                                                      4,486,825
         56,113     Ruby Tuesday, Inc.                                                                                     1,605,393
         43,200     Ryland Group, Inc.                                                                                     2,426,976
        133,399   2 Saks, Inc.                                                                                             2,502,565
         27,881   2 Scholastic Corp.                                                                                         985,593
         64,000 2,3 Scientific Games Holdings Corp.                                                                        1,986,560
         53,638   3 Sothebys Holdings, Inc., Class A                                                                       1,988,897
         13,950     Strayer Education, Inc.                                                                                1,587,092
         33,500     Thor Industries, Inc.                                                                                  1,415,710
         52,000   2 Timberland Co., Class A                                                                                1,568,840
        117,400   2 Toll Brothers, Inc.                                                                                    3,971,642
         55,860     Tupperware Brands Corp.                                                                                1,303,214
        105,700 2,3 Urban Outfitters, Inc.                                                                                 2,579,080
         43,962   2 Valassis Communications, Inc.                                                                            675,696
          5,415     Washington Post Co., Class B                                                                           4,130,021
         62,231     Westwood One, Inc.                                                                                       431,261
         42,390     Wiley (John) & Sons, Inc., Class A                                                                     1,575,212
        106,551     Williams-Sonoma, Inc.                                                                                  3,729,285
                       TOTAL                                                                                             172,692,117
                    CONSUMER STAPLES--2.1%
         74,340     Alberto-Culver Co.                                                                                     1,700,156
         62,063   2 BJ's Wholesale Club, Inc.                                                                              1,895,404
         58,655     Church and Dwight, Inc.                                                                                2,657,658
         53,350   2 Energizer Holdings, Inc.                                                                               4,547,020
         58,800 2,3 Hansen Natural Corp.                                                                                   2,239,692
         68,714     Hormel Foods Corp.                                                                                     2,604,261
         25,149     Lancaster Colony Corp.                                                                                 1,100,017
         60,451     PepsiAmericas, Inc.                                                                                    1,332,945
         34,600     Ruddick Corp.                                                                                            961,880
         90,707   2 Smithfield Foods, Inc.                                                                                 2,381,966
         53,024     Smucker (J.M.) Co.                                                                                     2,518,110
         26,518     Tootsie Roll Industries, Inc.                                                                            841,151
         26,437     Universal Corp.                                                                                        1,277,700
                       TOTAL                                                                                              26,057,960
                    ENERGY--6.4%
        135,200     Arch Coal, Inc.                                                                                        4,018,144
        109,012   2 Cameron International Corp.                                                                            5,723,130
         82,620     Cimarex Energy Co.                                                                                     3,096,598
        110,100   2 Denbury Resources, Inc.                                                                                3,049,770
         52,380   2 Encore Aquisition Co.                                                                                  1,359,261
         64,240   2 FMC Technologies, Inc.                                                                                 3,978,383
         51,088   2 Forest Oil Corp.                                                                                       1,630,729
        124,467   2 Grant Prideco, Inc.                                                                                    4,876,617
         94,357   2 Hanover Compressor Co.                                                                                 1,825,808
        102,314     Helmerich & Payne, Inc.                                                                                2,745,085
        124,700   2 Newfield Exploration Co.                                                                               5,338,407
        168,388     Noble Energy, Inc.                                                                                     8,993,603
         28,113     Overseas Shipholding Group, Inc.                                                                       1,746,661
        161,788     Patterson-UTI Energy, Inc.                                                                             3,907,180
        121,851     Pioneer Natural Resources, Inc.                                                                        4,995,891
         75,449   2 Plains Exploration & Production Co.                                                                    3,639,660
         58,057     Pogo Producing Co.                                                                                     2,876,724
        154,538   2 Pride International, Inc.                                                                              4,452,240
         55,300 2,3 Quicksilver Resources, Inc.                                                                            2,193,198
        161,000   2 Southwestern Energy Co.                                                                                6,192,060
         58,325     Tidewater, Inc.                                                                                        3,007,820
                       TOTAL                                                                                              79,646,969
                    FINANCIALS--16.0%
         84,257     AMB Property Corp.                                                                                     5,127,038
         67,266     American Financial Group, Inc.                                                                         2,375,835
        110,806 2,3 Americredit Corp.                                                                                      3,007,275
        125,233     Associated Banc Corp.                                                                                  4,272,950
         84,401     Astoria Financial Corp.                                                                                2,497,426
         50,063     Bank of Hawaii Corp.                                                                                   2,620,798
        160,525     Berkley, W. R. Corp.                                                                                   5,311,772
        105,676     Brown & Brown                                                                                          2,992,744
         51,100     Cathay Bancorp, Inc.                                                                                   1,771,126
         40,394     City National Corp.                                                                                    2,905,540
        145,682     Colonial BancGroup, Inc.                                                                               3,575,036
         55,790     Cullen Frost Bankers, Inc.                                                                             2,986,439
        104,600     Developers Diversified Realty                                                                          7,020,752
        117,912     Eaton Vance Corp.                                                                                      4,044,382
         74,206     Edwards(AG), Inc.                                                                                      4,913,179
         62,457     Everest Re Group Ltd.                                                                                  5,845,975
        203,897     Fidelity National Financial, Inc., Class A                                                             4,840,524
         93,108     First American Financial Corp.                                                                         3,945,917
        113,600     First Niagara Financial Group, Inc.                                                                    1,646,064
         74,231     FirstMerit Corp.                                                                                       1,671,682
         95,607     Gallagher (Arthur J.) & Co.                                                                            2,741,053
         46,438     Greater Bay Bancorp                                                                                    1,297,478
        102,362     HCC Insurance Holdings, Inc.                                                                           3,196,765
         48,900     Hanover Insurance Group, Inc.                                                                          2,349,645
         55,500     Highwoods Properties, Inc.                                                                             2,425,350
         38,500     Horace Mann Educators Corp.                                                                              763,455
         81,842     Hospitality Properties Trust                                                                           3,993,890
         63,331     IndyMac Bancorp, Inc.                                                                                  2,462,943
         60,257     Investors Financial Services Corp.                                                                     2,818,220
         98,800     Jefferies Group, Inc.                                                                                  2,910,648
        155,956     Leucadia National Corp.                                                                                4,266,956
         83,250     Liberty Property Trust                                                                                 4,307,355
         67,498     Longview Fibre Co.                                                                                     1,416,108
         68,500     Macerich Co. (The)                                                                                     6,543,805
         61,807     Mack-Cali Realty Corp.                                                                                 3,438,941
        116,282     Mercantile Bankshares Corp.                                                                            5,478,045
         33,700     Mercury General Corp.                                                                                  1,757,792
         95,300     New Plan Excel Realty Trust                                                                            2,775,136
        255,028     New York Community Bancorp, Inc.                                                                       4,307,423
         76,050     Nuveen Investments, Class A                                                                            3,764,475
         58,600     Ohio Casualty Corp.                                                                                    1,731,044
        219,363     Old Republic International Corp.                                                                       4,891,795
         85,275     PMI Group, Inc.                                                                                        4,077,850
         39,294     Potlatch Corp.                                                                                         1,855,070
         63,944     Protective Life Corp.                                                                                  3,128,780
         78,782     Radian Group, Inc.                                                                                     4,744,252
         82,250     Raymond James Financial, Inc.                                                                          2,625,420
         69,869     Rayonier, Inc.                                                                                         3,018,341
         66,700     Regency Centers Corp.                                                                                  5,809,570
         60,301     SEI Investments Co.                                                                                    3,758,561
         35,588 2,3 SVB Financial Group                                                                                    1,660,180
         50,188     StanCorp Financial Group, Inc.                                                                         2,401,496
        112,114     TCF Financial Corp.                                                                                    2,845,453
        132,327     United Dominion Realty Trust, Inc.                                                                     4,339,002
         41,731     Unitrin, Inc.                                                                                          2,137,045
         76,175     Waddell & Reed Financial, Inc., Class A                                                                1,955,412
         77,831     Washington Federal, Inc.                                                                               1,804,901
         47,900     Webster Financial Corp. Waterbury                                                                      2,386,378
         75,200   3 Weingarten Realty Investors                                                                            3,723,152
         28,900     WestAmerica Bancorp.                                                                                   1,440,665
         62,719     Wilmington Trust Corp.                                                                                 2,629,808
                       TOTAL                                                                                             199,352,112
                    HEALTH CARE--9.5%
         58,415 2,3 Advanced Medical Optics, Inc.                                                                          2,146,751
         66,300 2,3 Affymetrix, Inc.                                                                                       1,654,848
         43,425   2 Apria Healthcare Group, Inc.                                                                           1,205,912
         61,025     Beckman Coulter, Inc.                                                                                  3,937,333
         57,800 2,3 Cephalon, Inc.                                                                                         4,185,298
         67,169 2,3 Charles River Laboratories International, Inc.                                                         3,022,605
         93,363   2 Community Health Systems, Inc.                                                                         3,337,727
         59,019   2 Covance, Inc.                                                                                          3,638,521
        106,100   2 Cytyc Corp.                                                                                            3,068,412
        150,526     Dentsply International, Inc.                                                                           4,642,222
         58,213   2 Edwards Lifesciences Corp.                                                                             2,978,177
         47,700   2 Gen-Probe, Inc.                                                                                        2,467,044
        110,584   2 Health Net, Inc.                                                                                       5,386,547
         81,688   2 Henry Schein, Inc.                                                                                     4,147,300
         56,325     Hillenbrand Industries, Inc.                                                                           3,211,088
         35,100 2,3 Intuitive Surgical, Inc.                                                                               3,454,191
         46,680   2 Invitrogen Corp.                                                                                       2,858,216
         56,450   2 LifePoint Hospitals, Inc.                                                                              1,918,171
         92,094   2 Lincare Holdings, Inc.                                                                                 3,623,899
         28,900   2 Martek Biosciences Corp.                                                                                 673,659
         54,300     Medicis Pharmaceutical Corp., Class A                                                                  2,059,599
        293,852 2,3 Millennium Pharmaceuticals, Inc.                                                                       3,261,757
        115,694     Omnicare, Inc.                                                                                         4,649,742
        110,632 2,3 PDL BioPharma, Inc.                                                                                    2,269,062
         35,462   2 Par Pharmaceutical Cos., Inc.                                                                            935,488
         73,288     Perrigo Co.                                                                                            1,266,417
         95,700     Pharmaceutical Product Development, Inc.                                                               3,301,650
         52,900   2 Psychiatric Solutions, Inc.                                                                            2,059,926
         73,100 2,3 ResMed, Inc.                                                                                           3,843,598
        104,157 2,3 Sepracor, Inc.                                                                                         5,943,198
         59,700     Steris Corp.                                                                                           1,542,648
         35,500   2 Techne Corp.                                                                                           2,060,420
         81,157   2 Triad Hospitals, Inc.                                                                                  3,449,173
         56,469     Universal Health Services, Inc., Class B                                                               3,271,249
         76,800   2 VCA Antech, Inc.                                                                                       2,582,016
         90,200   3 Valeant Pharmaceuticals International                                                                  1,590,226
        125,326   2 Varian Medical Systems, Inc.                                                                           5,781,288
         30,169   2 Varian, Inc.                                                                                           1,614,343
         31,860   2 Ventana Medical Systems                                                                                1,341,306
        110,787 2,3 Vertex Pharmaceuticals, Inc.                                                                           3,916,320
                       TOTAL                                                                                             118,297,347
                    INDUSTRIALS--14.4%
         89,157   2 AGCO Corp.                                                                                             3,028,663
         96,768     AMETEK, Inc.                                                                                           3,353,979
         83,800     Adesa, Inc.                                                                                            2,431,876
         80,200   2 AirTran Holdings, Inc.                                                                                   887,814
         39,300   2 Alaska Air Group, Inc.                                                                                 1,684,005
         39,550     Alexander and Baldwin, Inc.                                                                            1,955,352
         34,600   2 Alliant Techsystems, Inc.                                                                              2,802,600
         92,030   2 Avis Budget Group, Inc.                                                                                2,343,084
         46,950     Brinks Co. (The)                                                                                       2,917,943
        165,388     C.H. Robinson Worldwide, Inc.                                                                          8,773,833
         27,944     Carlisle Cos., Inc.                                                                                    2,275,759
         81,016   2 ChoicePoint, Inc.                                                                                      3,118,306
         47,200     Con-way, Inc.                                                                                          2,347,728
         65,682   2 Copart, Inc.                                                                                           1,933,678
         38,400     Corporate Executive Board Co.                                                                          3,484,032
         46,394     Crane Co.                                                                                              1,801,479
         40,100     DRS Technologies, Inc.                                                                                 2,221,540
         47,470     Deluxe Corp.                                                                                           1,420,302
         65,376     Donaldson Co., Inc.                                                                                    2,302,543
         59,706     Dun & Bradstreet Corp.                                                                                 5,075,010
        205,026     Expeditors International Washington, Inc.                                                              8,752,560
        119,412   3 Fastenal Co.                                                                                           4,451,679
         44,626     Federal Signal Corp.                                                                                     732,759
         54,238   2 Flowserve Corp.                                                                                        2,878,411
         49,925     GATX Corp.                                                                                             2,276,580
         62,362     Graco, Inc.                                                                                            2,542,499
         33,925     Granite Construction, Inc.                                                                             1,817,023
         46,988     HNI Corp.                                                                                              2,280,797
         38,544     Harsco Corp.                                                                                           3,310,159
         55,324     Hubbell, Inc., Class B                                                                                 2,666,617
        105,676     Hunt (J.B.) Transportation Services, Inc.                                                              2,655,638
         56,151   2 Jacobs Engineering Group, Inc.                                                                         5,084,473
        159,264   2 Jet Blue Airways Corp.                                                                                 2,178,732
        114,850     Joy Global, Inc.                                                                                       5,337,080
         20,375     Kelly Services, Inc., Class A                                                                            631,829
         37,362     Kennametal, Inc.                                                                                       2,308,972
         38,400   2 Korn/Ferry International                                                                                 916,992
         42,200     Lincoln Electric Holdings                                                                              2,564,494
         53,400     MSC Industrial Direct Co.                                                                              2,306,346
         84,200     Manpower, Inc.                                                                                         6,140,706
         63,132     Miller Herman, Inc.                                                                                    2,373,763
         27,500     Mine Safety Appliances Co.                                                                             1,054,625
         48,400   2 Navigant Consulting, Inc.                                                                              1,005,752
         33,182     Nordson Corp.                                                                                          1,716,173
         68,800     OshKosh Truck Corp.                                                                                    3,632,640
         99,326     Pentair, Inc.                                                                                          3,094,998
        129,200     Precision Castparts Corp.                                                                             11,484,588
        109,232   2 Quanta Services, Inc.                                                                                  2,246,902
        112,514     Republic Services, Inc.                                                                                4,866,231
         30,325     Rollins, Inc.                                                                                            661,692
         83,600     Roper Industries, Inc.                                                                                 4,340,512
         57,244     SPX Corp.                                                                                              4,017,956
          6,700   2 Sequa Corp., Class A                                                                                     844,133
         43,569   2 Stericycle, Inc.                                                                                       3,354,813
         52,882   2 Swift Transportation Co.                                                                               1,613,959
         36,562     Teleflex, Inc.                                                                                         2,441,610
         49,986   2 Thomas & Betts Corp.                                                                                   2,393,830
         86,600     Timken Co.                                                                                             2,477,626
         73,225     Trinity Industries, Inc.                                                                               2,800,856
         65,469   2 United Rentals, Inc.                                                                                   1,685,827
         50,906     Werner Enterprises, Inc.                                                                                 967,723
         54,657 2,3 YRC Worldwide, Inc.                                                                                    2,424,038
                       TOTAL                                                                                             179,494,119
                    INFORMATION TECHNOLOGY--13.5%
        375,641   2 3Com Corp.                                                                                             1,465,000
        243,554   2 Activision, Inc.                                                                                       4,147,725
         62,557     Acxiom Corp.                                                                                           1,420,044
         64,850     Adtran, Inc.                                                                                           1,437,076
         17,400   2 Advent Software, Inc.                                                                                    622,050
         64,900   2 Alliance Data Systems Corp.                                                                            4,408,657
         85,200     Amphenol Corp., Class A                                                                                5,769,744
        154,800 2,3 Andrew Corp.                                                                                           1,643,976
        112,919   2 Arrow Electronics, Inc.                                                                                3,980,395
        419,404   2 Atmel Corp.                                                                                            2,508,036
        126,245   2 Avnet, Inc.                                                                                            3,919,907
         50,975   2 Avocent Corp.                                                                                          1,760,676
        108,900   2 Bisys Group, Inc.                                                                                      1,390,653
         59,157   3 CDW Corp.                                                                                              3,796,105
         46,200   2 CSG Systems International, Inc.                                                                        1,158,696
        270,477   2 Cadence Design Systems, Inc.                                                                           5,112,015
        127,870   2 Ceridian Corp.                                                                                         3,832,264
         84,938   2 Checkfree Corp.                                                                                        3,518,981
         55,044   2 CommScope, Inc.                                                                                        1,778,472
         75,200 2,3 Cree, Inc.                                                                                             1,156,576
        129,158 2,3 Cypress Semiconductor Corp.                                                                            2,382,965
         57,738 2,3 DST Systems, Inc.                                                                                      4,069,374
         65,444     Diebold, Inc.                                                                                          3,033,329
         35,106   2 Dycom Industries, Inc.                                                                                   794,449
         39,900   2 F5 Networks, Inc.                                                                                      2,850,456
         57,632     Fair Isaac & Co., Inc.                                                                                 2,294,906
        112,332   2 Fairchild Semiconductor International, Inc., Class A                                                   2,000,633
         57,261   2 Gartner Group, Inc., Class A                                                                           1,251,725
         66,600     Global Payments, Inc.                                                                                  2,514,816
        127,626     Harris Corp.                                                                                           6,485,953
         72,208     Henry Jack & Associates, Inc.                                                                          1,540,919
         30,969     Imation Corp.                                                                                          1,347,461
        126,800   2 Ingram Micro, Inc., Class A                                                                            2,473,868
        189,877   2 Integrated Device Technology, Inc.                                                                     2,872,839
         67,031   2 International Rectifier Corp.                                                                          2,797,204
        137,913     Intersil Holding Corp.                                                                                 3,249,230
         75,294   2 Kemet Corp.                                                                                              567,717
        135,238   2 Lam Research Corp.                                                                                     6,195,253
        100,313   2 Lattice Semiconductor Corp.                                                                              587,834
        160,400   2 MEMC Electronic Materials, Inc.                                                                        8,404,960
         93,395   2 MPS Group, Inc.                                                                                        1,399,057
         50,306   2 Macrovision Corp.                                                                                      1,244,067
        154,782 2,3 McAfee, Inc.                                                                                           4,528,921
         73,119   2 Mentor Graphics Corp.                                                                                  1,360,013
         62,813   2 Micrel, Inc.                                                                                             635,039
        205,020     Microchip Technology, Inc.                                                                             7,126,495
         79,800     Moneygram International, Inc.                                                                          2,393,202
         52,200     National Instruments Corp.                                                                             1,503,882
         35,000   2 Newport Corp.                                                                                            698,600
         94,300 2,3 Palm, Inc.                                                                                             1,304,169
        109,980   2 Parametric Technology Corp.                                                                            2,179,804
         48,462     Plantronics, Inc.                                                                                        954,701
         40,800   2 Plexus Corp.                                                                                             685,440
         82,731   2 Polycom, Inc.                                                                                          2,781,416
        109,000   2 Powerwave Technologies, Inc.                                                                             636,560
        176,151   2 RF Micro Devices, Inc.                                                                                 1,359,886
         37,900   2 SRA International, Inc.                                                                                  958,870
         65,050   2 Semtech Corp.                                                                                            891,185
         55,425   2 Silicon Laboratories, Inc.                                                                             1,779,697
         81,575   2 Sybase, Inc.                                                                                           2,111,977
        132,939   2 Synopsys, Inc.                                                                                         3,536,177
         55,100   2 Tech Data Corp.                                                                                        2,046,414
         33,900   2 Transaction Systems Architects, Inc., Class A                                                          1,225,485
        120,162   2 Triquint Semiconductor, Inc.                                                                             564,761
         97,300 2,3 UTStarcom, Inc.                                                                                          859,159
         95,130   2 ValueClick, Inc.                                                                                       2,427,718
        169,709   2 Vishay Intertechnology, Inc.                                                                           2,229,976
        206,500   2 Western Digital Corp.                                                                                  4,047,400
         77,400   2 Wind River Systems, Inc.                                                                                 767,808
         64,634   2 Zebra Technologies Corp., Class A                                                                      2,240,861
                       TOTAL                                                                                             169,021,679
                    MATERIALS--5.3%
         70,944     Airgas, Inc.                                                                                           2,952,689
         39,581     Albemarle Corp.                                                                                        3,086,526
         55,413   3 Bowater, Inc.                                                                                          1,516,654
         63,200     Cabot Corp.                                                                                            2,827,568
        221,177     Chemtura Corp.                                                                                         2,547,959
        114,000     Commercial Metals Corp.                                                                                3,090,540
         39,626     Cytec Industries, Inc.                                                                                 2,307,026
         35,581     FMC Corp.                                                                                              2,769,981
         38,219     Ferro Corp.                                                                                              814,447
         46,600   3 Florida Rock Industries, Inc.                                                                          2,304,370
         38,100     Glatfelter (P.H.) Co.                                                                                    616,839
        101,700     Louisiana-Pacific Corp.                                                                                2,329,947
         66,500     Lubrizol Corp.                                                                                         3,426,080
        200,839     Lyondell Chemical Co.                                                                                  6,350,529
         44,545     Martin Marietta Materials                                                                              5,141,384
         20,900     Minerals Technologies, Inc.                                                                            1,213,663
         63,794     Olin Corp.                                                                                             1,074,291
         72,251     Packaging Corp. of America                                                                             1,650,213
        106,869     RPM, Inc.                                                                                              2,482,567
         63,600     Reliance Steel & Aluminum Co.                                                                          2,648,304
         46,300     Scotts Co.                                                                                             2,480,291
         49,375     Sensient Technologies Corp.                                                                            1,218,575
         90,923     Sonoco Products Co.                                                                                    3,500,536
         89,600     Steel Dynamics, Inc.                                                                                   3,513,216
         92,276     Valspar Corp.                                                                                          2,600,338
         68,881   3 Worthington Industries, Inc.                                                                           1,321,138
                       TOTAL                                                                                              65,785,671
                    TELECOMMUNICATION SERVICES--0.5%
        222,590   2 Cincinnati Bell, Inc.                                                                                  1,081,787
         96,476     Telephone and Data System, Inc.                                                                        5,213,393
                       TOTAL                                                                                               6,295,180
                    UTILITIES--6.8%
         75,132     AGL Resources, Inc.                                                                                    2,952,688
        113,813     Alliant Energy Corp.                                                                                   4,137,102
        121,968   3 Aqua America, Inc.                                                                                     2,708,909
        353,400   2 Aquila, Inc.                                                                                           1,600,902
         28,869     Black Hills Corp.                                                                                      1,070,174
        113,313   3 DPL, Inc.                                                                                              3,249,817
         81,200   3 Duquesne Light Holdings, Inc.                                                                          1,624,812
        137,300     Energy East Corp.                                                                                      3,297,946
        117,000     Equitable Resources, Inc.                                                                              5,060,250
         79,844     Great Plains Energy, Inc.                                                                              2,501,512
         73,624   3 Hawaiian Electric Industries, Inc.                                                                     1,972,387
         44,006     Idacorp, Inc.                                                                                          1,626,022
        166,514     MDU Resources Group, Inc.                                                                              4,304,387
         98,076     NSTAR                                                                                                  3,275,738
         76,663     National Fuel Gas Co.                                                                                  3,119,417
        141,345     Northeast Utilities Co.                                                                                3,908,189
         88,057     OGE Energy Corp.                                                                                       3,409,567
        101,582     ONEOK, Inc.                                                                                            4,358,884
         69,243     PNM Resources, Inc.                                                                                    2,110,527
        184,357     Pepco Holdings, Inc.                                                                                   4,715,852
        105,357     Puget Energy, Inc.                                                                                     2,587,568
        107,545     SCANA Corp.                                                                                            4,379,232
        204,848   2 Sierra Pacific Resources                                                                               3,486,513
         68,004     Vectren Corp.                                                                                          1,912,272
         45,000     WGL Holdings, Inc.                                                                                     1,423,350
         42,857     WPS Resources Corp.                                                                                    2,273,564
         77,926     Westar Energy, Inc.                                                                                    2,069,715
        111,545     Wisconsin Energy Corp.                                                                                 5,193,535
                       TOTAL                                                                                              84,330,831
                       TOTAL COMMON STOCKS                                                                             1,100,973,985
                        (IDENTIFIED COST $791,227,196)
                    REPURCHASE AGREEMENTS-18.4%
  $ 141,049,000     Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank        141,049,000
                    of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for
                    $4,200,617,167 on 2/1/2007.  The market value of the underlying securities at the end of the period was $4,284,629,510.
     45,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bear         45,000,000
                    Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/15/2036 for $2,000,000,293,889 on 2/1/2007.  The market value of the underlying securities at the end of the period was $2,060,000,297 (purchased with proceeds from securities lending collateral).
     42,844,000     Interest in $3,300,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ING          42,844,000
                    Financial Markets LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007.  The market value of the underlying securities at the end of the period was $3,378,754,250 (purchased with proceeds from securities lending collateral).
                       TOTAL REPURCHASE AGREEMENTS                                                                       228,893,000
                       (AT COST)
                       TOTAL INVESTMENTS -106.7%                                                                       1,329,866,985
                       (IDENTIFIED COST $1,020,120,196)4
                       OTHER ASSETS AND LIABILITIES-NET-(6.7)%                                                          (83,401,076)
                       TOTAL NET ASSETS---100%                                                                       $ 1,246,465,909

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $148,131,300 at January 31, 2007, which represents 11.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.2%.

2    Non-income producing security.

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of January 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED           MARKET VALUE OF COLLATERAL
     $84,409,282                                 $87,844,000

4 At January 31, 2007, the cost of investments for federal tax purposes was $1,020,120,196. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $309,746,789. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $349,166,678 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,419,889.


At January 31, 2007, the Fund had the following outstanding futures contracts:
                                 NUMBER OF   NOTIONAL      EXPIRATION        UNREALIZED
CONTRACTS                        CONTRACTS   VALUE         DATE              APPRECIATION
2S&P MidCap 400  Index Futures   354         $148,131,300  March 2007        $2,417,678


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value ("NAV");

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


Note:    The categories of investments are shown as a percentage of total net assets at January 31, 2007.







FEDERATED MINI-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    SHARES OR                                                                                                               VALUE
    PRINCIPAL
    AMOUNT
                       COMMON STOCKS --90.8%1
                       CONSUMER DISCRETIONARY--14.9%
         1,879   2 1-800-FLOWERS.COM, Inc.                                                                             $      13,266
         3,300   2 99 Cents Only Stores                                                                                       49,005
         1,500   2 A.C. Moore Arts & Crafts, Inc.                                                                             30,330
         2,425   2 ADVO, Inc.                                                                                                 79,491
         2,500   2 AFC Enterprises, Inc.                                                                                      41,900
         2,986     Aaron Rents, Inc.                                                                                      88,147
         3,900   2 Aeropostale, Inc.                                                                                         140,166
         1,431   2 Aftermarket Technology Co.                                                                                 30,852
         1,400     Ambassadors Group, Inc.                                                                                    39,242
           200     Ambassadors International, Inc.                                                                             8,686
           800   2 America's Car-Mart, Inc.                                                                                    8,328
         3,400     American Axle & Manufacturing Holdings, Inc.                                                           70,652
         3,600     American Greetings Corp., Class A                                                                      86,472
         1,900     Ameristar Casinos, Inc.                                                                                57,988
         6,000     Applebee's International, Inc.                                                                        151,440
         2,500     Arbitron, Inc.                                                                                        115,925
         1,329     Arctic Cat, Inc.                                                                                       24,520
         5,200     ArvinMeritor, Inc.                                                                                    100,100
           900     Asbury Automotive Group, Inc.                                                                          22,014
         2,400   2 Audible, Inc.                                                                                              17,160
         1,698   2 Audiovox Corp., Class A                                                                                    26,183
           400   2 Avatar Holdings, Inc.                                                                                      32,272
           900   2 BJ's Restaurants, Inc.                                                                                     18,360
         3,900   2 Bally Technologies, Inc.                                                                                   74,841
         2,000   2 Bally Total Fitness Holding Corp.                                                                           3,960
           896     Bandag, Inc.                                                                                           45,651
         6,200     Belo (A.H.) Corp., Series A                                                                           116,064
         1,500     Big 5 Sporting Goods Corp.                                                                             36,435
         8,800   2 Big Lots, Inc.                                                                                            228,184
        14,300     Blockbuster, Inc.                                                                                      92,807
         1,300 2,3 Blue Nile, Inc.                                                                                            48,113
         1,300   2 Bluegreen Corp.                                                                                            17,004
         1,900     Blyth Industries, Inc.                                                                                 39,501
         2,963     Bob Evans Farms, Inc.                                                                                 100,653
           800     Bon-Ton Stores, Inc.                                                                                   29,200
         1,500     Books-A-Million, Inc.                                                                                  28,650
         4,300     Borders Group, Inc.                                                                                    90,214
         2,046   2 Bright Horizons Family Solutions, Inc.                                                                     80,142
         1,088   3 Brookfield Homes Corp.                                                                                     39,505
         2,158     Brown Shoe Co., Inc.                                                                                  117,287
           936     Buckle, Inc.                                                                                           31,431
           700   2 Buffalo Wild Wings, Inc.                                                                                   35,616
         1,100 2,3 Build-A-Bear Workshop, Inc.                                                                                33,099
         2,400     Building Materials Holding Corp.                                                                       57,192
         2,500     CBRL Group, Inc.                                                                                      117,225
         2,650   2 CEC Entertainment, Inc.                                                                                   112,068
         4,100     CKE Restaurants, Inc.                                                                                      81,057
         3,300   2 CKX, Inc.                                                                                                  42,603
         3,194   2 CSK Auto Corp.                                                                                             52,925
           581     CSS Industries, Inc.                                                                                   20,957
         2,000   2 Cabela's, Inc., Class A                                                                                    47,960
           900   2 Cache, Inc.                                                                                                20,709
           400   2 California Coastal Communities, Inc.                                                                        8,052
         1,800   2 California Pizza Kitchen, Inc.                                                                             64,170
         5,800     Callaway Golf Co.                                                                                      95,816
         1,300     Carmike Cinemas, Inc.                                                                                  29,042
         4,000   2 Carter's, Inc.                                                                                            101,600
         2,900   2 Casual Male Retail Group, Inc.                                                                             36,192
         3,400     Catalina Marketing Corp.                                                                               97,070
         2,337     Cato Corp., Class A                                                                                    52,746
           300   2 Cavco Industries, Inc.                                                                                      9,711
           800   2 Century Casinos, Inc.                                                                                       8,600
         5,898   2 Champion Enterprises, Inc.                                                                                 48,423
         1,400   2 Charlotte Russe Holdings, Inc.                                                                             42,770
         9,171   2 Charming Shoppes, Inc.                                                                                    120,324
        34,000 2,3 Charter Communications, Inc., Class A                                                                     119,000
           600     Cherokee, Inc.                                                                                         25,926
         1,821   2 Children's Place Retail Stores, Inc.                                                                       98,716
         1,800   2 Chipotle Mexican Grill, Inc., Class B                                                                      99,612
         2,925     Christopher & Banks Corp.                                                                              52,006
           585     Churchill Downs, Inc.                                                                                  24,447
         2,600     Citadel Broadcasting Corp.                                                                             27,612
           400   2 Citi Trends, Inc.                                                                                          15,764
         1,100     Coinmach Service Corp., Class A                                                                            12,320
         2,025   2 Coinstar, Inc.                                                                                             61,236
           800     Columbia Sportswear Co.                                                                                    51,872
           300   2 Conn's, Inc.                                                                                                7,041
         5,200     Cooper Tire & Rubber Co.                                                                               83,148
           500   2 Core-Mark Holding Co., Inc.                                                                                15,690
         6,600   2 Corinthian Colleges, Inc.                                                                                  86,196
         1,500   2 Cosi, Inc.                                                                                                  9,645
         2,050   2 Cost Plus, Inc.                                                                                            21,115
           750     Courier Corp.                                                                                          29,820
         2,700   2 Cox Radio, Inc., Class A                                                                                   42,282
           500   2 Crocs, Inc.                                                                                                25,170
         1,171   2 Crown Media Holdings, Inc., Class A                                                                         4,778
         4,318   2 Cumulus Media, Inc., Class A                                                                               44,648
         1,400   2 DSW, Inc., Class A                                                                                         56,126
           300   2 DXP Enterprises, Inc.                                                                                       9,990
         4,300     DeVRY, Inc.                                                                                           121,088
           300     Deb Shops, Inc.                                                                                         8,841
         1,000   2 Deckers Outdoor Corp.                                                                                      58,310
         1,605   2 Delia's, Inc.                                                                                              16,548
         8,500   2 Denny's Corp.                                                                                              45,475
           200   2 Directed Electronics, Inc.                                                                                  2,000
         2,450     Domino's Pizza, Inc.                                                                                   69,996
         1,448     Dover Downs Gaming & Entertainment, Inc.                                                               18,954
         1,369     Dover Motorsports, Inc.                                                                                 7,420
         3,668   2 Dress Barn, Inc.                                                                                           82,420
         1,200   2 Drew Industries, Inc.                                                                                      33,228
         4,200   2 Drugstore.com, Inc.                                                                                        13,734
           900   2 Educate, Inc.                                                                                               7,029
         2,500   2 Emmis Communications Corp., Class A                                                                        21,600
         2,400     Entercom Communication Corp.                                                                           67,656
         5,000   2 Entravision Communications Corp.                                                                           40,000
         2,400     Ethan Allen Interiors, Inc.                                                                                90,408
           100   2 F.A.O., Inc.                                                                                                    0
         1,000   2 FTD Group, Inc.                                                                                            18,460
         3,000     Finish Line, Inc., Class A                                                                             38,310
           500   2 Fisher Communications, Inc.                                                                                22,235
         4,674   2 Fleetwood Enterprises, Inc.                                                                                43,048
         3,600   2 Fossil, Inc.                                                                                               81,036
         3,003     Freds, Inc.                                                                                            40,390
         1,049   2 Fuel Systems Solutions, Inc.                                                                               23,288
         3,500     Furniture Brands International, Inc.                                                                       58,345
         2,400   2 GSI Commerce, Inc.                                                                                         39,096
           900   2 Gaiam, Inc.                                                                                                11,412
         1,170     GateHouse Media, Inc.                                                                                  22,207
         2,978   2 Gaylord Entertainment Co.                                                                                 164,564
        18,000   2 Gemstar-TV Guide International, Inc.                                                                       72,720
         1,854   2 Genesco, Inc.                                                                                              73,029
           800   2 Gentek, Inc.                                                                                               29,752
         4,400     Gray Television, Inc.                                                                                  39,336
         1,900   2 Great Wolf Resorts, Inc.                                                                                   26,828
         1,945     Group 1 Automotive, Inc.                                                                                  103,085
         1,345     Guess ?, Inc.                                                                                              96,988
         2,097   2 Guitar Center, Inc.                                                                                        95,938
         2,600   2 Gymboree Corp.                                                                                            112,554
         4,000   2 Harris Interactive, Inc.                                                                                   20,840
         1,400   2 Hartmarx Corp.                                                                                              9,772
         1,448     Haverty Furniture Cos., Inc.                                                                           22,169
         2,937   2 Hibbett Sporting Goods, Inc.                                                                               94,307
         3,500 2,3 Home Solutions of America, Inc.                                                                            22,435
           500     Hooker Furniture Corp.                                                                                  7,815
         3,466   2 Hot Topic, Inc.                                                                                            36,081
         3,700   2 Hovnanian Enterprises, Inc., Class A                                                                      123,173
         1,395     IHOP Corp.                                                                                                 74,214
         2,800   2 INVESTools, Inc.                                                                                           40,600
         2,300   2 Iconix Brand Group, Inc.                                                                                   45,793
         2,200     Interactive Data Corp.                                                                                     51,458
         3,605   2 Interface, Inc.                                                                                            54,868
         1,123   2 Isle of Capri Casinos, Inc.                                                                                27,929
         1,750   2 J. Crew Group, Inc.                                                                                        63,577
         2,243   2 JAKKS Pacific, Inc.                                                                                        45,466
         2,637   2 Jack in the Box, Inc.                                                                                     162,940
         2,600     Jackson Hewitt Tax Service, Inc.                                                                       95,082
         1,840   2 Jo-Ann Stores, Inc.                                                                                        46,515
         1,577   2 Jos A. Bank Clothiers, Inc.                                                                                48,824
         2,400     Journal Communications, Inc., Class A                                                                      32,328
         2,919     Journal Register Co.                                                                                       20,404
         1,900     K-Swiss, Inc., Class A                                                                                     60,078
         3,100   2 K2, Inc.                                                                                                   37,448
         2,239     Kellwood Co.                                                                                               73,439
           669     Kenneth Cole Productions, Inc., Class A                                                                    15,842
         1,200   2 Keystone Automotive Industries, Inc.                                                                       43,020
         1,796     Kimball International, Inc., Class B                                                                       44,253
         4,300   2 Krispy Kreme Doughnuts, Inc.                                                                               53,019
         2,900   2 LKQ Corp.                                                                                                  62,118
         3,900   3 La-Z Boy Chair Co.                                                                                         50,232
         1,200   2 Lakes Gaming, Inc.                                                                                         10,272
         1,163     Landry's Seafood Restaurants, Inc.                                                                     34,832
         3,200   2 Leapfrog Enterprises, Inc.                                                                                 34,304
         4,700   2 Lear Corp.                                                                                                159,142
         3,000     Lee Enterprises, Inc.                                                                                  99,690
         1,325     Levitt Corp.                                                                                           18,762
         2,050   2 Life Time Fitness, Inc.                                                                                   111,110
           600     Lifetime Brands, Inc.                                                                                      11,790
         2,700   2 Lin TV Corp., Class A                                                                                      29,673
         1,200     Lithia Motors, Inc., Class A                                                                               34,488
         4,400   2 Live Nation, Inc.                                                                                         108,592
         1,558   2 Lodgenet Entertainment                                                                                     42,362
         1,500   2 Lodgian, Inc.                                                                                              19,785
         1,600   2 Luby's, Inc.                                                                                               17,328
           900     M/I Schottenstein Homes, Inc.                                                                          32,472
         2,300   2 MTR Gaming Group, Inc.                                                                                     27,278
         3,000   2 Magna Entertainment Corp., Class A                                                                         12,690
         1,100   2 Maidenform Brands, Inc.                                                                                    22,022
         1,517     Marcus Corp.                                                                                               36,271
           900     Marine Products Corp.                                                                                       8,847
         1,000   2 MarineMax, Inc.                                                                                            24,160
         1,996   2 Martha Stewart Living Omnimedia                                                                            36,746
         3,200   2 Marvel Entertainment, Inc.                                                                                 89,344
         2,392     Matthews International Corp., Class A                                                                      96,996
           500   2 McCormick & Schmick's Seafood Restaurants, Inc.                                                            12,575
         1,400     Media General, Inc., Class A                                                                               56,014
         4,200   2 Mediacom Communications Corp.                                                                              33,306
         3,300     Mens Wearhouse, Inc.                                                                                      141,702
         1,500   2 Meritage Homes Corp.                                                                                       66,675
         1,489   2 Midas, Inc.                                                                                                33,696
         2,521     Modine Manufacturing Co.                                                                                   65,949
         1,979     Monaco Coach Corp.                                                                                         29,843
           500   2 Monarch Casino & Resort, Inc.                                                                              12,565
           800     Monro Muffler Brake, Inc.                                                                              30,192
         1,700   2 Morgans Hotel Group Co.                                                                                    30,141
           800   2 Morningstar, Inc.                                                                                          36,640
           200   2 Mortons Restaurant Group, Inc.                                                                              3,742
         1,700     Movado Group, Inc.                                                                                         48,790
         2,500   2 Multimedia Games, Inc.                                                                                     25,925
           436     National Presto Industries, Inc.                                                                           27,381
         3,200 2,3 NetFlix, Inc.                                                                                              72,960
         1,100   2 New York & Co.                                                                                             16,071
           800     Noble International Ltd.                                                                                   15,336
         2,321   2 O' Charleys, Inc.                                                                                          49,298
         1,900     Oakley, Inc.                                                                                           44,004
           200     Orleans Homebuilders, Inc.                                                                              3,674
           400   2 Outdoor Channel Holdings, Inc.                                                                              5,408
         1,100   2 Overstock.com, Inc.                                                                                        16,192
         1,100     Oxford Industries, Inc.                                                                                    52,569
         2,210   2 P. F. Chang's China Bistro, Inc.                                                                           87,538
         5,400   2 Pacific Sunwear of California                                                                             105,840
           943   2 Palm Harbor Homes, Inc.                                                                                    12,174
         1,806   2 Papa Johns International, Inc.                                                                             49,882
         4,800   2 Payless ShoeSource, Inc.                                                                                  162,960
         4,256     Pep Boys-Manny Moe & Jack                                                                                  65,159
         1,350   2 Perry Ellis International, Inc.                                                                            40,621
         1,800   2 PetMed Express, Inc.                                                                                       21,276
         4,295     Phillips Van Heusen Corp.                                                                                 236,869
         6,100   2 Pier 1 Imports, Inc.                                                                                       41,297
         3,511   2 Pinnacle Entertainment, Inc.                                                                              121,235
         2,240   2 Playboy Enterprises, Inc., Class B                                                                         24,730
         2,900     Polaris Industries, Inc., Class A                                                                     135,604
           931   3 Pre-Paid Legal Services, Inc.                                                                              36,197
         1,950   2 Priceline.com, Inc.                                                                                        83,109
        12,100   2 Primedia, Inc.                                                                                             20,570
           700   2 Private Media Group, Inc.                                                                                   2,534
         1,916   2 ProQuest Co.                                                                                               21,268
         3,200   2 Progressive Gaming International Corp.                                                                     29,376
         3,200   2 Quantum Fuel Systems Technologies Worldwide, Inc.                                                           4,768
         8,400   2 Quiksilver, Inc.                                                                                          119,364
         1,400   2 RC2 Corp.                                                                                                  55,314
         1,800   2 RCN Corp.                                                                                                  53,442
         5,600   2 Radio One, Inc.                                                                                            41,160
         2,695   2 Rare Hospitality International, Inc.                                                                       85,000
         1,000   2 Raser Technologies, Inc.                                                                                    4,990
         7,800     Readers Digest Association, Inc., Class A                                                                 131,742
         1,200   2 Red Robin Gourmet Burgers                                                                                  42,900
         3,400     Regis Corp. Minnesota                                                                                     142,086
         4,800   2 Rent-A-Center, Inc.                                                                                       141,408
         2,900   2 Restoration Hardware, Inc.                                                                                 20,329
         1,100   2 Retail Ventures, Inc.                                                                                      21,725
           500   2 Riviera Holdings Corp.                                                                                     11,600
         4,400     Ruby Tuesday, Inc.                                                                                        125,884
         1,070     Russ Berrie & Co., Inc.                                                                                    15,836
         1,300   2 Ruth's Chris Steak House, Inc.                                                                             27,924
           733   2 Salem Communications Corp.                                                                                  8,994
           776     Sauer-Danfoss, Inc.                                                                                        26,725
         2,500   2 Scholastic Corp.                                                                                           88,375
         1,000     Sealy Corp.                                                                                                15,010
         4,200   2 Select Comfort Corp.                                                                                       77,448
           600   2 Shoe Carnival, Inc.                                                                                        19,098
         2,750   2 Shuffle Master, Inc.                                                                                       73,177
         4,131     Sinclair Broadcast Group, Inc.                                                                             48,622
         6,000   2 Six Flags, Inc.                                                                                            34,500
         1,136   2 Skechers USA, Inc., Class A                                                                                40,260
           525     Skyline Corp.                                                                                              19,840
         1,500   2 Smith & Wesson Holding Corp.                                                                               16,650
         1,900     Sonic Automotive, Inc.                                                                                     59,565
         4,590   2 Sonic Corp.                                                                                               101,944
         4,241     Sothebys Holdings, Inc., Class A                                                                      157,256
         3,200   2 Source Information Management Co.                                                                          23,520
         3,724   2 Spanish Broadcasting System, Inc.                                                                          15,119
         1,136     Speedway Motorsports, Inc.                                                                                 43,827
         2,150     Stage Stores, Inc.                                                                                         68,994
         1,608   2 Stamps.com, Inc.                                                                                           23,525
         1,300     Stanley Furniture Co., Inc.                                                                                27,846
         1,961     Stein Mart, Inc.                                                                                           26,493
           500   2 Steinway Musical Instruments                                                                               17,485
         1,705   2 Steven Madden Ltd.                                                                                         50,673
         8,060     Stewart Enterprises, Inc., Class A                                                                         57,307
         1,200     Strayer Education, Inc.                                                                                   136,524
         3,019     Stride Rite Corp.                                                                                          52,108
         6,700     Sun-Times Media Group, Inc.                                                                                29,748
         2,091     Superior Industries International, Inc.                                                                    42,594
           200   2 Systemax, Inc.                                                                                              4,364
         1,600     Talbots, Inc.                                                                                          37,760
           687     Tarragon Corp.                                                                                          7,846
           962     Technical Olympic USA, Inc.                                                                             9,168
         3,300     Tempur-Pedic International, Inc.                                                                       78,540
         3,400   2 Tenneco Automotive, Inc.                                                                                   79,050
         3,200   2 Texas Roadhouse, Inc.                                                                                      43,328
         2,463     The Nautilus Group, Inc.                                                                                   40,172
         1,969   2 The Steak 'n Shake Co.                                                                                     34,733
         6,431   2 TiVo, Inc.                                                                                                 34,406
         3,400   2 Timberland Co., Class A                                                                                   102,578
         3,942     Triarc Cos., Inc., Class B                                                                                 77,066
         1,300   2 True Religion Apparel, Inc.                                                                                21,814
         1,900   2 Trump Entertainment Resorts, Inc.                                                                          33,744
         2,708     Tuesday Morning Corp.                                                                                      45,115
         4,596     Tupperware Brands Corp.                                                                                   107,225
         2,626   2 Tween Brands, Inc.                                                                                         89,783
         1,700   2 Under Armour, Inc., Class A                                                                                86,360
           700     Unifirst Corp.                                                                                             29,071
         1,008   2 Universal Electronics, Inc.                                                                                21,047
         1,600   2 Universal Technical Institute, Inc.                                                                        37,840
         2,143   2 Vail Resorts, Inc.                                                                                         99,114
         3,700   2 Valassis Communications, Inc.                                                                              56,869
            74     Value Line, Inc.                                                                                            3,485
         2,267   2 Valuevision International, Inc., Class A                                                                   27,793
           728   2 Vertrue, Inc.                                                                                              33,845
         9,500   2 Visteon Corp.                                                                                              76,000
           700   2 Volcom, Inc.                                                                                               22,393
         2,800   2 WCI Communities, Inc.                                                                                      60,620
         1,756   2 WMS Industries, Inc.                                                                                       69,643
         3,800   2 Warnaco Group, Inc.                                                                                       107,502
         1,200   2 West Marine, Inc.                                                                                          20,904
         4,400     Westwood One, Inc.                                                                                         30,492
         4,000   2 Wet Seal, Inc., Class A                                                                                    25,840
           100     Weyco Group, Inc.                                                                                       2,417
         2,524     Winnebago Industries, Inc.                                                                             84,655
         4,490     Wolverine World Wide, Inc.                                                                            138,157
         2,097     World Wrestling Entertainment, Inc.                                                                    33,720
           500     Xerium Technologies, Inc.                                                                               4,995
         2,986     Yankee Candle Co., Inc., The                                                                          103,405
         3,600   2 Zale Corp.                                                                                                 99,072
           800   2 Zumiez Inc.                                                                                                26,320
         1,400     bebe stores, Inc.                                                                                          25,928
           600   2 iRobot Corp.                                                                                               10,962
                          TOTAL                                                                                           16,317,278
                       CONSUMER STAPLES--3.0%
           300     Alico, Inc.                                                                                            15,696
         7,000   2 Alliance One International, Inc.                                                                           53,690
         2,400   2 American Oriental Bioengineering, Inc.                                                                     30,840
           100     Arden Group, Inc., Class A                                                                                 11,900
           100   2 Aurora Foods, Inc.                                                                                              0
         3,754     Casey's General Stores, Inc.                                                                               95,802
         2,575   2 Central European Distribution Corp.                                                                        75,937
         1,800   2 Central Garden & Pet Co.                                                                                   80,622
         1,500   2 Chattem, Inc.                                                                                              86,160
         2,700     Chiquita Brands International                                                                          42,849
           342     Coca-Cola Bottling Co.                                                                                 21,457
         4,800   2 Darling International, Inc.                                                                                27,744
         2,904     Delta & Pine Land Co.                                                                                     118,193
           800     Diamond Foods, Inc.                                                                                        15,288
         1,900   2 Elizabeth Arden, Inc.                                                                                      35,910
           510     Farmer Brothers Co.                                                                                        10,271
         3,874     Flowers Foods, Inc.                                                                                       108,937
         1,447     Great Atlantic & Pacific Tea Co., Inc.                                                                     41,775
           200   2 Green Mountain Coffee, Inc.                                                                                11,822
         2,266   2 Hain Celestial Group, Inc.                                                                                 66,620
           600     Imperial Sugar Co.                                                                                         18,690
         1,390     Ingles Markets, Inc., Class A                                                                              50,902
           500     Inter Parfums, Inc.                                                                                         9,960
         1,000     J&J Snack Foods Corp.                                                                                      41,280
         2,200   2 Jones Soda Co.                                                                                             30,976
         1,800     Lancaster Colony Corp.                                                                                 78,732
         2,595     Lance, Inc.                                                                                            55,196
         2,153     Longs Drug Stores Corp.                                                                                92,579
           900     MGP Ingredients, Inc.                                                                                  19,863
         1,200     Mannatech, Inc.                                                                                        19,356
           300   2 Maui Land & Pineapple Co., Inc.                                                                             9,663
         1,200   2 Medifast, Inc.                                                                                             11,196
         4,100   2 NBTY, Inc.                                                                                                212,585
         1,300     Nash Finch Co.                                                                                             37,544
           600   2 National Beverage Corp.                                                                                     8,502
         4,307     Nu Skin Enterprises, Inc., Class A                                                                         79,464
         1,400 2,3 Parlux Fragrances, Inc.                                                                                     8,134
         4,600   2 Pathmark Stores, Inc.                                                                                      50,416
         1,200   2 Peet's Coffee & Tea, Inc.                                                                                  31,020
         2,900   2 Performance Food Group Co.                                                                                 86,014
         2,700     Pilgrim's Pride Corp.                                                                                      85,509
         3,325   2 Playtex Products, Inc.                                                                                     46,816
           800     Premium Standard Farms, Inc.                                                                               15,216
         2,200   2 Prestige Brands Holdings, Inc.                                                                             27,962
         2,167   2 Ralcorp Holdings, Inc.                                                                                    119,922
           900     Reddy Ice Group, Inc.                                                                                  23,346
        19,637   2 Revlon, Inc., Class A                                                                                      25,136
         2,664     Ruddick Corp.                                                                                              74,059
         1,500     Sanderson Farms, Inc.                                                                                      47,430
            33     Seaboard Corp.                                                                                             63,591
         1,069   2 Smart & Final, Inc.                                                                                        19,819
         1,600     Spartan Stores, Inc.                                                                                       37,856
         2,300   2 Spectrum Brands, Inc.                                                                                      27,830
         1,000     The Anderson's, Inc.                                                                                       39,760
         1,000   2 The Boston Beer Co., Inc., Class  A                                                                        35,150
         1,800   2 The Pantry, Inc.                                                                                           87,858
         2,350     Tootsie Roll Industries, Inc.                                                                              74,542
         2,748     Topps Co.                                                                                                  27,040
         2,000   2 TreeHouse Foods, Inc.                                                                                      59,620
           900   2 USANA, Inc.                                                                                                47,772
         3,172   2 United Natural Foods, Inc.                                                                                104,803
         1,888     Universal Corp.                                                                                        91,247
         3,257     Vector Group Ltd.                                                                                      58,528
         1,549     WD 40 Co.                                                                                              51,009
           900     Weis Markets, Inc.                                                                                     38,952
         2,428   2 Wild Oats Markets, Inc.                                                                                    35,279
                      TOTAL                                                                                                3,269,637
                   ENERGY--4.3%
         1,500   2 ATP Oil & Gas Corp.                                                                                        62,370
           600   2 Allis-Chalmers Corp.                                                                                       10,590
           900     Alon USA Energy, Inc.                                                                                      24,201
         3,500   2 Alpha Natural Resources, Inc.                                                                              47,180
           600   2 Arena Resources, Inc.                                                                                      25,566
         1,279   2 Atlas America, Inc.                                                                                        68,465
         1,984   2 Atwood Oceanics, Inc.                                                                                      95,966
         3,900   2 Aurora Oil & Gas Corp.                                                                                     10,725
         2,440   2 Aventine Renewable Energy Holdings, Inc.                                                                   38,552
           600   2 Basic Energy Services, Inc.                                                                                14,226
         2,594     Berry Petroleum Co., Class A                                                                               80,518
         1,800   2 Bill Barrett Corp.                                                                                         55,620
           700   2 Bois d'Arc Energy, Inc.                                                                                    10,752
         4,200   2 Brigham Exploration Co.                                                                                    25,830
         1,709   2 Bristow Group, Inc.                                                                                        63,831
           700   2 Bronco Drilling Co., Inc.                                                                                  11,109
         1,100   2 Callon Petroleum Corp.                                                                                     15,268
         1,702     Carbo Ceramics, Inc.                                                                                       62,770
         1,800   2 Carrizo Oil & Gas, Inc.                                                                                    51,660
           500   2 Clayton Williams Energy, Inc.                                                                              16,145
         1,500   2 Complete Production Services, Inc.                                                                         29,805
         2,946   2 Comstock Resources, Inc.                                                                                   94,125
         1,800     Crosstex Energy, Inc.                                                                                      59,004
           800   2 Dawson Geophysical Co.                                                                                     27,784
           200     Delek US Holdings, Inc.                                                                                     3,404
         4,300   2 Delta Petroleum Corp.                                                                                      94,385
         1,762   2 Dril-Quip, Inc.                                                                                            65,546
         3,000   2 EXCO Resources, Inc.                                                                                       50,400
         1,600   2 Edge Petroleum Corp.                                                                                       23,696
         3,600   2 Encore Aquisition Co.                                                                                      93,420
         3,200   2 Energy Partners Ltd.                                                                                       69,312
         5,300 2,3 Evergreen Energy, Inc.                                                                                     47,647
           800   2 GMX Resources, Inc.                                                                                        29,824
         5,100   2 Gasco Energy, Inc.                                                                                         11,985
         1,200 2,3 GeoGlobal Resources, Inc.                                                                                   7,452
         1,200   2 Giant Industries, Inc.                                                                                     89,844
         1,200   2 Goodrich Petroleum Corp.                                                                                   43,824
        14,398   2 Grey Wolf, Inc.                                                                                            98,338
         1,039     Gulf Island Fabrication, Inc.                                                                              37,695
         1,200   2 Gulfmark Offshore, Inc.                                                                                    43,332
           300   2 Gulfport Energy Corp.                                                                                       3,585
         7,100   2 Hanover Compressor Co.                                                                                    137,385
         2,900   2 Harvest Natural Resources, Inc.                                                                            29,174
         1,200   2 Hercules Offshore, Inc.                                                                                    31,728
         1,540   2 Hornbeck Offshore Services, Inc.                                                                           42,381
         1,400   2 Hydril Co.                                                                                                110,740
         5,264   2 Input/Output, Inc.                                                                                         72,064
         7,600   2 International Coal Group, Inc.                                                                             36,328
         1,000   2 James River Coal Co.                                                                                        6,630
         2,468   2 Lone Star Technologies, Inc.                                                                              119,328
         1,100     Lufkin Industries, Inc.                                                                                65,835
         4,900   2 Mariner Energy, Inc.                                                                                       98,539
           100     MarkWest Hydrocarbon, Inc.                                                                                  4,789
         1,500   2 Matrix Services Co.                                                                                        27,630
         2,200   2 McMoRan Exploration Co.                                                                                    27,148
         6,786   2 Meridian Resource Corp.                                                                                    18,865
         1,500   2 Metretek Technologies, Inc.                                                                                19,500
         1,300   2 NATCO Group, Inc., Class A                                                                                 45,188
         2,006     NGP Capital Resources Co.                                                                              32,156
         6,583   2 Newpark Resources, Inc.                                                                                    41,605
         3,400   2 Oil States International, Inc.                                                                             97,988
           800   2 PHI, Inc.                                                                                                  24,064
         1,800   2 Pacific Ethanol, Inc.                                                                                      29,538
         2,900   2 Parallel Petroleum Corp.                                                                                   57,043
         8,037   2 Parker Drilling Co.                                                                                        74,423
         1,422     Penn Virginia Corp.                                                                                       104,204
         3,400   2 PetroQuest Energy, Inc.                                                                                    44,302
        10,795   2 Petrohawk Energy Corp.                                                                                    124,574
         1,400   2 Petroleum Development Corp.                                                                                71,722
         3,500   2 Pioneer Drilling Co.                                                                                       44,345
         1,400   2 Quest Resource Corp.                                                                                       12,684
         2,566     RPC, Inc.                                                                                                  45,675
         9,100   2 Rentech, Inc.                                                                                              32,214
         3,400   2 Rosetta Resources, Inc.                                                                                    63,954
         2,031   2 Stone Energy Corp.                                                                                         69,034
         1,900 2,3 SulphCo, Inc.                                                                                               8,493
           500   2 Superior Well Services, Inc.                                                                               11,370
         2,223   2 Swift Energy Co.                                                                                           98,568
         3,000   2 Syntroleum Corp.                                                                                            9,570
           100   2 T-3 Energy Services, Inc.                                                                                   1,918
         2,700   2 The Exploration Co. of Delaware                                                                            32,508
         2,320   2 The Houston Exploration Co.                                                                               121,382
         1,000   2 Toreador Resources Corp.                                                                                   26,820
         4,200 2,3 Transmeridian Exploration, Inc.                                                                            14,070
         1,200   2 Trico Marine Services, Inc.                                                                                39,036
         6,483   2 USEC, Inc.                                                                                                 87,909
           500   2 Union Drilling, Inc.                                                                                        6,385
         2,067   2 Universal Compression Holdings, Inc.                                                                      124,929
         5,000   2 VAALCO Energy, Inc.                                                                                        32,550
         1,480   2 VeraSun Energy Corp.                                                                                       25,367
         2,300   2 W-H Energy Services, Inc.                                                                                 104,374
         3,500   2 Warren Resources, Inc.                                                                                     38,815
         1,400     Western Refining, Inc.                                                                                 38,290
           200   2 Westmoreland Coal Co.                                                                                       4,324
         2,590   2 Whiting Petroleum Corp.                                                                                   118,026
         2,200     World Fuel Services Corp.                                                                             100,870
                          TOTAL                                                                                            4,724,102
                       FINANCIALS-20.0%
           943     1st Source Corp.                                                                                       27,224
         2,200     21st Century Insurance Group                                                                           46,728
         1,100     ASTA Funding, Inc.                                                                                     35,442
         2,400     Acadia Realty Trust                                                                                    61,656
         1,758   2 Accredited Home Lenders Holding Co.                                                                        48,820
         5,000     Advance America Cash Advance, Inc.                                                                         69,800
         1,500     Advanta Corp., Class B                                                                                     69,615
         1,050     Affirmative Insurance Holdings, Inc.                                                                       18,217
         2,484   2 Affordable Residential Communities                                                                         27,225
           900     Agree Realty Corp.                                                                                         32,355
           996     Alabama National Bancorp                                                                                   70,039
           119   2 Alexander's, Inc.                                                                                          51,510
         2,240     Alexandria Real Estate Equities, Inc.                                                                     242,726
         2,362     Alfa Corp.                                                                                                 44,547
         1,780     Amcore Financial, Inc.                                                                                     60,111
         1,700     American Campus Communities, Inc.                                                                          54,179
         3,400     American Equity Investment Life Holding Co.                                                                43,554
         8,700     American Financial Realty Trust                                                                            97,266
         3,302     American Home Mortgage Investment Corp.                                                                   115,372
         1,050   2 American Physicians Capital, Inc.                                                                          40,635
         1,160     AmericanWest Bancorp.                                                                                  26,112
           980     Ameris Bancorp                                                                                         25,274
         1,805     Anchor Bancorp Wisconsin, Inc.                                                                         53,897
         4,200     Anthracite Capital, Inc.                                                                               57,414
         3,700     Anworth Mortgage Asset Corp.                                                                           33,966
         6,145     Apollo Investment Corp.                                                                               136,419
         1,300     Arbor Realty Trust, Inc.                                                                               41,483
         3,705     Ares Capital Corp.                                                                                     73,507
         2,269   2 Argonaut Group, Inc.                                                                                       76,102
           723     Arrow Financial Corp.                                                                                      17,822
         4,400     Ashford Hospitality Trust                                                                                  54,164
           900   2 Asset Acceptance Capital Corp.                                                                             13,887
         1,850   2 BFC Financial Corp., Class A                                                                               11,525
           873     Baldwin & Lyons, Inc., Class B                                                                             22,803
           478     BancFirst Corp.                                                                                            23,264
           300     BancTrust Financial Group, Inc.                                                                             6,444
           730   2 Bancorp, Inc., DE                                                                                          19,177
         1,237     Bank Granite Corp.                                                                                     23,367
         4,535     Bank Mutual Corp.                                                                                      53,513
           900     Bank of the Ozarks, Inc.                                                                               27,207
         3,500     BankAtlantic Bancorp, Inc., Class A                                                                    46,480
         1,800     BankFinancial Corp.                                                                                    31,734
         2,600     BankUnited Financial Corp., Class A                                                                    71,734
           800     Banner Corp.                                                                                           34,272
           600     Berkshire Hills Bancorp, Inc.                                                                          20,358
         5,190     BioMed Realty Trust, Inc.                                                                             154,818
         2,600     Boston Private Financial Holdings                                                                      75,192
         1,000     Bristol West Holdings, Inc.                                                                            16,570
         4,550     Brookline Bancorp, Inc.                                                                                60,560
         1,172   2 CNA Surety Corp.                                                                                           24,905
         4,914     CVB Financial Corp.                                                                                    61,425
         1,166     Cadence Financial Corp.                                                                                24,719
         1,700     Calamos Asset Management, Inc.                                                                         46,563
           600     Camden National Corp.                                                                                  27,000
           921     Capital City Bank Group, Inc.                                                                          31,664
           700     Capital Corp. of the West                                                                              21,630
         3,300     Capital Lease Funding, Inc.                                                                            36,993
           200     Capital Southwest Corp.                                                                                26,400
           700     Capital Trust, Inc.                                                                                    34,720
           800     Capitol Bancorp Ltd.                                                                                   34,320
         1,400     Cardinal Financial Corp.                                                                               14,140
         1,656     Cascade Bancorp                                                                                        43,602
         2,357     Cash America International, Inc.                                                                      100,667
         3,558     Cathay Bancorp, Inc.                                                                                  123,320
         1,600     Cedar Shopping Centers, Inc.                                                                           26,800
         4,000   2 Centennial Bank Holdings, Inc.                                                                             35,440
           900     Center Financial Corp.                                                                                 21,159
           200     CenterState Banks of Florida                                                                            3,982
         2,291     Central Pacific Financial Corp.                                                                        89,532
         3,860     Charter Municipal Mortgage Acceptance Co.                                                              81,523
         1,876     Chemical Financial Corp.                                                                               55,905
         3,062     Chittenden Corp.                                                                                       93,269
         5,949     Citizens Banking Corp.                                                                                145,810
           300     Citizens First Bancorp, Inc.                                                                            8,091
           882     City Bank Lynwood, WA                                                                                  29,988
         1,500     City Holding Co.                                                                                       60,150
         1,300     Clark, Inc.                                                                                            21,476
           200   2 Clayton Holdings, Inc.                                                                                      3,692
           600     Clifton Savings Bancorp, Inc.                                                                           7,374
         1,025     CoBiz, Inc.                                                                                            21,136
         1,228     Coastal Financial Corp.                                                                                19,673
           600     Cohen & Steers, Inc.                                                                                   29,250
           400     Columbia Bancorp                                                                                        9,952
         1,421     Columbia Banking Systems, Inc.                                                                         48,470
         3,700     Commerce Group, Inc.                                                                                  111,666
           500   2 Community Bancorp                                                                                          16,735
         2,200     Community Bank System, Inc.                                                                                49,852
         1,801     Community Banks, Inc.                                                                                      45,763
         1,034     Community Trust Bancorp, Inc.                                                                              40,429
         1,100     Compass Diversified Trust                                                                                  19,525
         1,467   2 CompuCredit Corp.                                                                                          51,917
           400     Consolidated Tomoka Co.                                                                                    31,232
         2,200     Corporate Office Properties Trust                                                                         117,216
         3,224     Corus Bankshares, Inc.                                                                                     68,671
         2,800     Cousins Properties, Inc.                                                                                  109,592
         1,862     Crawford & Co., Class B                                                                                    12,066
           493   2 Credit Acceptance Corp.                                                                                    14,332
         5,300     Crescent Real Estate Equities, Inc.                                                                       106,318
           900   2 Darwin Professional Underwriters, Inc.                                                                     20,700
         3,100     Deerfield Triarc Capital Corp.                                                                         51,770
         3,262     Delphi Financial Group, Inc., Class A                                                                 128,653
         4,730     DiamondRock Hospitality Co.                                                                            89,160
         1,560     Digital Realty Trust, Inc.                                                                             56,066
         2,457     Dime Community Bancorp, Inc.                                                                           32,998
         1,200     Direct General Corp.                                                                                   24,960
         1,000   2 Dollar Financial Corp.                                                                                     32,030
           710     Donegal Group, Inc., Class A                                                                               13,469
         6,200   2 Doral Financial Corp.                                                                                      16,058
         1,400     Downey Financial Corp.                                                                                    100,156
           400     EMC Insurance Group, Inc.                                                                                  13,452
         1,687     EastGroup Properties, Inc.                                                                                 92,346
         2,600     Education Realty Trust, Inc.                                                                               39,078
           300     Enterprise Financial Services Corp.                                                                         9,165
         1,932     Entertainment Properties Trust                                                                            125,310
         4,691     Equity Inns, Inc.                                                                                          77,402
         1,551     Equity Lifestyle Properties, Inc.                                                                          85,662
         2,668     Equity One, Inc.                                                                                           74,010
         3,300     Extra Space Storage, Inc.                                                                                  65,142
         3,000   2 Ezcorp, Inc., Class A                                                                                      50,190
         1,028     FBL Financial Group, Inc., Class A                                                                     39,897
         4,000     FNB Corp.                                                                                              70,360
           500     FNB Corporation/VA                                                                                     19,895
           800   2 FPIC Insurance Group, Inc.                                                                                 35,112
           504     Farmers Capital Bank Corp.                                                                                 17,005
           800     Federal Agricultural Mortgage Association, Class C                                                         22,216
         3,992     FelCor Lodging Trust, Inc.                                                                                 88,103
         4,500     Fieldstone Investment Corp.                                                                                15,795
         2,043     Financial Federal Corp.                                                                                    58,430
         1,000   2 First Acceptance Corp.                                                                                     10,350
         5,300     First BanCorp                                                                                              56,604
           850     First Bancorp, Inc.                                                                                        21,675
         1,046     First Busey Corp.                                                                                          24,591
         2,100   2 First Cash Financial Services, Inc.                                                                        49,308
         2,286     First Charter Corp.                                                                                    54,978
         5,225     First Commmonwealth Financial Corp.                                                                    68,709
         2,041     First Community Bancorp                                                                               108,785
           768     First Community Bancshares, Inc.                                                                       31,212
         2,441     First Financial Bancorp                                                                                40,106
         1,344     First Financial Bankshares, Inc.                                                                       55,400
         1,088     First Financial Corp.                                                                                  35,893
         1,072     First Financial Holdings, Inc.                                                                         38,024
         1,288     First Indiana Corp.                                                                                    30,590
         3,300     First Industrial Realty Trust                                                                         155,958
         1,415     First Merchants Corp.                                                                                  36,634
         3,900     First Midwest Bancorp, Inc.                                                                           146,406
         8,343     First Niagara Financial Group, Inc.                                                                   120,890
         1,000     First Place Financial Corp.                                                                            23,820
         1,500     First Potomac Realty Trust                                                                             45,045
           600   2 First Regional Bancorp                                                                                     20,508
         1,850     First Republic Bank                                                                                        99,382
           250     First South Bancorp, Inc.                                                                                   7,718
         1,700     First State Bancorporation                                                                                 39,304
         1,438   2 FirstFed Financial Corp.                                                                                   99,150
         5,500     FirstMerit Corp.                                                                                          123,860
         2,450     Flagstar Bancorp, Inc.                                                                                     35,550
         1,225     Flushing Financial Corp.                                                                                   21,425
         2,200   2 Franklin Bank Corp.                                                                                        41,800
         3,200     Franklin Street Properties Corp.                                                                           65,760
         4,700     Fremont General Corp.                                                                                      63,920
        10,100     Friedman, Billings, Ramsey Group, Inc., Class A                                                            79,386
         2,916     Frontier Financial Corp.                                                                                   79,403
           522     GAMCO Investors, Inc., Class A                                                                             20,269
           550     GB&T Bancshares, Inc.                                                                                      11,666
         1,000   2 GFI Group, Inc.                                                                                            63,980
         2,940     GMH Communities Trust                                                                                  28,841
         1,300     Getty Realty Holding Corp.                                                                             40,495
         3,196     Glacier Bancorp, Inc.                                                                                  75,010
           900     Gladstone Capital Corp.                                                                                20,745
         1,000     Gladstone Investment Corp.                                                                             15,450
         2,765     Glimcher Realty Trust                                                                                  78,139
           900     Gramercy Capital Corp.                                                                                 32,517
           663     Great American Financial Resources, Inc.                                                               14,679
           800     Great Southern Bancorp, Inc.                                                                           23,424
         4,100     Greater Bay Bancorp                                                                                   114,554
           600     Greene County Bancshares, Inc.                                                                         22,026
         1,400     Greenhill & Co., Inc.                                                                                 104,902
         2,006     Hancock Holding Co.                                                                                    94,262
         2,980     Hanmi Financial Corp.                                                                                  61,030
         1,054     Harleysville Group, Inc.                                                                               35,836
         2,199     Harleysville National Corp.                                                                            42,441
         2,100   2 Harris & Harris Group, Inc.                                                                                23,226
         3,200     Healthcare Realty Trust, Inc.                                                                         135,616
           850     Heartland Financial USA, Inc.                                                                          24,302
           900     Heritage Commerce Corp.                                                                                23,445
         3,100     Hersha Hospitality Trust                                                                               34,689
         3,900     Highland Hospitality Corp.                                                                             61,932
         4,100     Highwoods Properties, Inc.                                                                            179,170
         2,496     Hilb Rogal & Hamilton Co.                                                                             105,456
         2,715     Home Properties of New York, Inc.                                                                     174,547
         3,850     Homebanc Corp.                                                                                         12,744
         3,293     Horace Mann Educators Corp.                                                                            65,300
           875     Horizon Financial Corp.                                                                                21,770
           400   2 Housevalues, Inc.                                                                                           2,084
         5,900     IMPAC Mortgage Holdings, Inc.                                                                          50,858
           400     ITLA Capital Corp.                                                                                     24,300
           899     Iberiabank Corp.                                                                                       51,827
            32   2 Imperial Credit Industries, Inc., Warrants                                                                      0
           340     Independence Holdings Co.                                                                               7,701
         1,100     Independent Bank Corp.- Massachusetts                                                                  35,376
         2,006     Independent Bank Corp.- Michigan                                                                       44,272
         1,500     Infinity Property & Casualty                                                                           71,760
         4,700     Inland Real Estate Corp.                                                                               95,034
         3,201     Innkeepers USA Trust                                                                                   52,464
         1,262     Integra Bank Corp.                                                                                     31,260
         3,100     International Bancshares Corp.                                                                         90,861
         2,600     International Securities Exchange Holdings, Inc.                                                      107,718
           600   2 Intervest Bancshares Corp.                                                                                 18,210
         3,900   2 Investors Bancorp, Inc.                                                                                    60,138
         3,500     Investors Real Estate Trust                                                                                36,260
         1,407     Irwin Financial Corp.                                                                                      30,715
           400     James River Group, Inc.                                                                                    12,308
         1,300     Jer Investors Trust, Inc.                                                                                  26,624
         5,500     KKR Financial Corp.                                                                                       148,830
         2,100     KNBT Bancorp, Inc.                                                                                         34,104
           255     Kansas City Life Insurance Co.                                                                             12,747
         1,600     Kearny Financial Corp.                                                                                     24,832
         1,630     Kite Realty Group Trust                                                                                    31,785
         8,200   2 Knight Capital Group, Inc., Class A                                                                       148,174
         1,500     LTC Properties, Inc.                                                                                       42,300
         2,920     LaSalle Hotel Properties                                                                                  139,021
         3,900   2 Labranche & Co. Inc.                                                                                       36,582
         1,291     Lakeland Bancorp, Inc.                                                                                 19,146
           900     Lakeland Financial Corp.                                                                               22,257
         1,239     LandAmerica Financial Group, Inc.                                                                      78,131
         5,410     Lexington Realty Trust                                                                                115,125
         6,045     Longview Fibre Co.                                                                                    126,824
         3,800     Luminent Mortgage Capital, Inc.                                                                        35,188
         2,521     MAF Bancorp, Inc.                                                                                     113,294
         1,700     MB Financial, Inc.                                                                                     62,764
         1,138     MBT Financial Corp.                                                                                    16,148
         3,900     MCG Capital Corp.                                                                                      77,103
         6,400     MFA Mortgage Investments, Inc.                                                                         47,616
           800     MVC Capital, Inc.                                                                                      12,208
         1,085     Macatawa Bank Corp.                                                                                    21,309
         3,100     Maguire Properties, Inc.                                                                              134,695
         1,165     MainSource Financial Group, Inc.                                                                       19,805
         2,200   2 Marketaxess Holdings, Inc.                                                                                 27,874
           500   2 Marlin Business Services, Inc.                                                                             11,715
         2,800   2 Meadowbrook Insurance Group, Inc.                                                                          28,112
           600     Medallion Financial Corp.                                                                                   6,774
         2,900     Medical PPTYS Trust, Inc.                                                                                  45,327
           826     Mercantile Bancorporation, Inc.                                                                            28,860
           150     MetroCorp Bancshares, Inc.                                                                                  3,014
         1,581     Mid-American Apartment Communities, Inc.                                                                   95,050
         1,840     Mid-State Bancshares                                                                                       67,454
           788     Midland Co.                                                                                                36,232
           900     Midwest Banc Holdings, Inc.                                                                                19,278
         3,900     Mills Corp.                                                                                                84,435
         8,400   2 Move, Inc.                                                                                                 53,088
           200     NASB Financial, Inc.                                                                                    7,826
         2,523     NBT Bancorp, Inc.                                                                                      62,570
         1,600     Nara Bancorp, Inc.                                                                                     31,408
         2,700     National Financial Partners Corp.                                                                     132,570
         1,721     National Health Investors, Inc.                                                                        55,244
           900     National Interstate Corp.                                                                              24,237
         3,389     National Penn Bancshares, Inc.                                                                         63,713
         3,986     National Retail Properties, Inc.                                                                       94,668
           191   2 National Western Life Insurance Co., Class A                                                               43,833
         5,501     Nationwide Health Properties, Inc.                                                                        183,293
           700   2 Navigators Group, Inc.                                                                                     33,453
         4,117     NetBank, Inc.                                                                                          15,521
         8,100     Newalliance Bancshares, Inc.                                                                          129,600
         3,300     Newcastle Investment Corp.                                                                            106,986
           315     Northern Empire Bancshares                                                                              9,226
         3,000     Northstar Realty Finance Corp.                                                                         52,950
         1,300     Northwest Bancorp, Inc.                                                                                34,307
         2,400     Northwestern Corp.                                                                                     86,064
         2,400     Novastar Financial, Inc.                                                                               50,976
           100     Nymagic, Inc.                                                                                           4,073
           608     OceanFirst Financial Corp.                                                                             13,400
         2,505   2 Ocwen Financial Corp.                                                                                      35,270
           600     Odyssey Re Holdings Corp.                                                                              23,670
         4,819     Ohio Casualty Corp.                                                                                   142,353
         5,210     Old National Bancorp                                                                                   97,635
         1,298     Old Second Bancorp, Inc.                                                                               37,551
           839     Omega Financial Corp.                                                                                  27,763
         4,300     Omega Healthcare Investors                                                                             77,959
         1,500     OptionsXpress Holdings, Inc.                                                                           35,625
         1,591     Oriental Financial Group                                                                               20,397
         1,776     PFF Bancorp, Inc.                                                                                      60,153
           666   2 PICO Holdings, Inc.                                                                                        28,638
         2,919   2 PMA Capital Corp.                                                                                          27,322
         1,229     PS Business Parks, Inc.                                                                                    92,433
         3,489     Pacific Capital Bancorp                                                                                   111,508
           865     Park National Corp.                                                                                        85,228
         1,240     Parkway Properties, Inc.                                                                                   68,014
         3,221     Partners Trust Financial Group, Inc.                                                                       36,687
           700     PennFed Financial Services, Inc.                                                                           14,266
         2,596     Pennsylvania Real Estate Investment Trust                                                                 110,849
           900   2 Penson Worldwide, Inc.                                                                                     24,120
           845     Peoples Bancorp, Inc.                                                                                      24,513
         7,700     Phoenix Cos., Inc.                                                                                        115,731
         1,000   2 Pinnacle Financial Partners, Inc.                                                                          31,820
         1,544   2 Piper Jaffray Cos., Inc.                                                                                  106,443
         1,300     Placer Sierra Bancshares                                                                                   35,737
         1,300   2 Portfolio Recovery Associates, Inc.                                                                        56,511
         3,200     Post Properties, Inc.                                                                                 155,200
         2,807     Potlatch Corp.                                                                                        132,518
           500     Preferred Bank Los Angeles, CA                                                                         32,690
           620     PremierWest Bancorp                                                                                     9,250
         1,553     Presidential Life Corp.                                                                                33,747
         1,300     PrivateBancorp, Inc.                                                                                   48,607
         2,280   2 ProAssurance Corp.                                                                                        115,801
         1,800     Prosperity Bancshares, Inc.                                                                            63,000
         2,467     Provident Bankshares Corp.                                                                             87,430
         5,030     Provident Financial Services, Inc.                                                                     91,546
         2,872     Provident New York Bancorp                                                                             41,845
         2,472     R&G Financial Corp., Class B                                                                           18,589
         4,830     RAIT Investment Trust                                                                                 180,594
         1,610     RLI Corp.                                                                                              89,097
         1,600     Ramco-Gershenson Properties                                                                            59,936
         6,500     Realty Income Corp.                                                                                   187,070
         1,600     Redwood Trust, Inc.                                                                                   101,696
         1,200     Renasant Corp.                                                                                         34,068
           716     Republic Bancorp, Inc.                                                                                 16,976
         2,800     Republic Property Trust                                                                                32,060
         1,100     Resource America, Inc., Class A                                                                        29,535
         1,200   2 Rewards Network, Inc.                                                                                       7,812
           700     Rockville Financial, Inc.                                                                              10,976
           375     Royal Bancshares of Pennsylvania                                                                        9,851
         1,871     S & T Bancorp, Inc.                                                                                    64,849
           950     S.Y. Bancorp, Inc.                                                                                     26,049
           687     SCBT Financial Corp.                                                                                   26,195
           400   2 SCPIE Holdings, Inc.                                                                                       10,472
         2,800   2 SVB Financial Group                                                                                       130,620
         1,863     SWS Group, Inc.                                                                                        47,003
         1,300     Safety Insurance Group, Inc.                                                                           63,492
         1,000     Sanders Morris Harris Group, Inc.                                                                      11,090
         1,119     Sandy Spring Bancorp, Inc.                                                                             40,295
           313     Santander BanCorp                                                                                       5,791
           929     Saul Centers, Inc.                                                                                     50,092
         1,700   2 Seabright Insurance Holdings, Inc.                                                                         30,617
           920     Seacoast Banking Corp. of Florida                                                                      21,261
           600     Security Bank Corp.                                                                                    13,158
         2,196     Selective Insurance Group, Inc.                                                                       112,984
         4,543     Senior Housing Properties Trust                                                                       118,209
           300     Shore Bancshares, Inc.                                                                                  8,598
           100     Sierra Bancorp                                                                                          3,013
         1,900   2 Signature Bank                                                                                             62,909
         1,100     Simmons 1st National Corp., Class A                                                                        33,814
           200     Smithtown Bancorp, Inc.                                                                                     5,646
           754     Southside Bancshares, Inc.                                                                                 18,013
         1,400     Southwest Bancorp, Inc.                                                                                    37,296
         1,355     Sovran Self Storage, Inc.                                                                                  81,300
         5,500     Spirit Finance Corp.                                                                                       68,860
           600   2 Star Maritime Acquisition Corp.                                                                             5,952
         1,047     State Auto Financial Corp.                                                                                 33,692
         1,885     Sterling Bancorp                                                                                           35,061
         5,811     Sterling Bancshares, Inc.                                                                                  70,023
         2,087     Sterling Financial Corp./PA                                                                                47,709
         2,608     Sterling Financial Corp./WA                                                                                86,507
         1,477     Stewart Information Services Corp.                                                                         62,093
           666   2 Stifel Financial Corp.                                                                                     32,088
         5,850     Strategic Hotels & Resorts, Inc.                                                                      125,892
           900     Suffolk Bancorp                                                                                        30,645
         1,081   2 Sun Bancorp, Inc.                                                                                          21,198
         1,666     Sun Communities, Inc.                                                                                      52,662
         4,000     Sunstone Hotel Investors, Inc.                                                                            113,160
           500     Superior Bancorp                                                                                            5,605
         3,430     Susquehanna Bankshares, Inc.                                                                               86,573
         2,290     Tanger Factory Outlet Centers, Inc.                                                                        92,974
           200     Taylor Capital Group, Inc.                                                                                  7,594
           800     Technology Investment Capital Corp.                                                                        13,360
           608   2 Tejon Ranch Co.                                                                                            32,850
         1,700   2 Texas Capital Bancshares, Inc.                                                                             33,082
         1,000     Texas United Bancshares, Inc.                                                                              34,920
           100   2 The Enstar Group, Inc.                                                                                     10,783
           900   2 Thomas Weisel Partners Group, Inc.                                                                         17,955
         1,500     TierOne Corp.                                                                                              45,180
           724     Tompkins County TrustCo., Inc.                                                                             31,682
         1,500     Tower Group, Inc.                                                                                          50,400
         1,800   2 Tradestation Group, Inc.                                                                                   22,968
           900     TriCo Bancshares                                                                                           24,264
           767   2 Triad Guaranty, Inc.                                                                                       39,501
         5,531     Trustco Bank Corp.                                                                                     58,186
         3,600     Trustmark Corp.                                                                                       106,056
         5,000     Trustreet Properties, Inc.                                                                             84,700
         3,950     U-Store-It Trust                                                                                       86,782
         2,900   2 U.S.I. Holdings Corp.                                                                                      47,937
         7,500     UCBH Holdings, Inc.                                                                                       140,625
         2,200     UMB Financial Corp.                                                                                        80,454
           864     USB Holdings Co., Inc.                                                                                     19,915
         4,372     Umpqua Holdings Corp.                                                                                     124,383
         1,050     Union Bankshares Corp.                                                                                     30,356
         3,000     United Bankshares, Inc.                                                                                   109,560
         2,150     United Community Banks, Inc.                                                                               70,219
         1,992     United Community Financial Corp.                                                                           24,621
         1,500     United Fire & Casualty Co.                                                                                 50,775
           500   2 United PanAm Financial Corp.                                                                                7,025
           100     United Security Bancshares                                                                              2,168
         2,200   2 Universal American Financial Corp.                                                                         41,470
         1,000     Universal Health Realty Trust, Inc.                                                                        40,440
           900     Univest Corp.                                                                                              25,308
         1,600     Urstadt Biddle Properties, Class A                                                                         31,088
         1,171   2 Virginia Commerce Bancorp, Inc.                                                                            25,469
           750     Virginia Financial Group, Inc.                                                                         20,003
         8,100     W Holding Co., Inc.                                                                                    42,606
           600     WSFS Financial Corp.                                                                                   41,634
         6,000     Waddell & Reed Financial, Inc., Class A                                                               154,020
         3,102     Washington Real Estate Investment Trust                                                               132,611
         1,000     Washington Trust Bancorp                                                                               27,500
           200   2 Wauwatosa Holdings, Inc.                                                                                    3,584
         1,835     Wesbanco, Inc.                                                                                         58,353
         1,333     West Bancorp., Inc.                                                                                    23,381
         1,100     West Coast Bancorp                                                                                     36,729
         2,500     WestAmerica Bancorp.                                                                                  124,625
           700   2 Western Alliance Bancorp                                                                                   23,520
           328     Westfield Financial, Inc.                                                                               3,592
           600     Willow Grove Bancorp, Inc.                                                                              8,604
         1,200     Wilshire Bancorp, Inc.                                                                                 21,900
         1,900     Winston Hotels, Inc.                                                                                   26,467
           600     Winthrop Realty Trust                                                                                   4,044
         1,999     Wintrust Financial Corp.                                                                               91,534
         1,600   2 World Acceptance Corp.                                                                                     70,416
           800     Yardville National Bancorp                                                                             30,344
         2,468     Zenith National Insurance Corp.                                                                       112,788
                         TOTAL                                                                                           21,940,107
                   HEALTH CARE--10.8%
         2,600   2 ADVENTRX Pharmaceuticals, Inc.                                                                              6,292
         1,993   2 AMN Healthcare Services, Inc.                                                                              51,579
         3,099   2 AVANIR Pharmaceuticals, Class A                                                                             7,871
         5,100   2 AVI BioPharma, Inc.                                                                                        15,453
         1,700   2 Abaxis, Inc.                                                                                               36,720
         1,200   2 Abiomed, Inc.                                                                                              17,652
         2,400   2 Acacia Research Corp.                                                                                      32,544
         1,200   2 Acadia Pharmaceuticals, Inc.                                                                                8,592
         2,400   2 Adams Respiratory Therapeutics, Inc.                                                                      107,640
         1,400   2 Adeza Biomedical Corp.                                                                                     21,868
         3,600   2 Adolor Corp.                                                                                               25,164
           800   2 Advanced Magnetics, Inc.                                                                                   48,744
         4,800   2 Affymetrix, Inc.                                                                                          119,808
         1,000   2 Air Methods Corp.                                                                                          27,060
         2,200   2 Akorn, Inc.                                                                                                13,486
         2,394   2 Albany Molecular Research, Inc.                                                                            24,371
         2,503   2 Alexion Pharmaceuticals, Inc.                                                                             104,050
         4,200   2 Align Technology, Inc.                                                                                     69,510
         6,500   2 Alkermes, Inc.                                                                                             96,980
         1,000   2 Alliance Imaging, Inc.                                                                                      6,990
         3,021   2 Allscripts Healthcare Solutions, Inc.                                                                      92,443
         2,000   2 Alnylam Pharmaceuticals, Inc.                                                                              42,360
         3,045   2 Alpharma, Inc., Class A                                                                                    83,890
           200   2 Altus Pharmaceuticals, Inc.                                                                                 3,644
         1,866   2 Amedisys, Inc.                                                                                             60,309
         5,700   2 American Medical Systems Holdings, Inc.                                                                   113,430
         3,600   2 Amerigroup Corp.                                                                                          130,536
         2,500   2 Amsurg Corp.                                                                                               55,000
         1,400   2 Anadys Pharmaceuticals, Inc.                                                                                6,762
         1,195     Analogic Corp.                                                                                         70,170
           700   2 AngioDynamics, Inc.                                                                                        18,480
         5,700   2 Applera Corp.                                                                                              90,402
         3,400   2 Apria Healthcare Group, Inc.                                                                               94,418
         3,000   2 Arena Pharmaceuticals, Inc.                                                                                38,310
         4,602   2 Ariad Pharmaceutiacals, Inc.                                                                               23,562
         2,200   2 Array BioPharma, Inc.                                                                                      30,272
         1,474     Arrow International, Inc.                                                                              49,615
         2,062   2 Arthrocare Corp.                                                                                           76,088
         1,200   2 Aspect Medical Systems, Inc.                                                                               19,980
         3,300 2,3 AtheroGenics, Inc.                                                                                         38,940
         1,000   2 Auxilium Pharmaceutical, Inc.                                                                              13,820
         1,300   2 Bentley Pharmaceuticals, Inc.                                                                              11,778
         1,400   2 Bio Rad Laboratories, Inc., Class A                                                                       120,456
         1,100   2 Bio-Reference Laboratories, Inc.                                                                           25,245
         2,100   2 BioCryst Pharmaceuticals, Inc.                                                                             21,357
         6,794   2 BioMarin Pharmaceutical, Inc.                                                                             128,678
         3,700   2 Bioenvision, Inc.                                                                                          18,130
         1,403   2 Biosite, Inc.                                                                                              75,594
         1,500   2 Bradley Pharmaceuticals, Inc.                                                                              30,165
         1,652   2 Bruker BioSciences Corp.                                                                                   12,307
         2,102   2 CONMED Corp.                                                                                               50,868
         3,657   2 CV Therapeutics, Inc.                                                                                      49,333
         1,965     Cambrex Corp.                                                                                          42,994
         1,800   2 Candela Corp.                                                                                              20,808
           800   2 Capital Senior Living Corp.                                                                                 8,512
           400   2 Caraco Pharmaceutical Laboratories, Ltd.                                                                    5,320
         3,790   2 Cell Genesys, Inc.                                                                                         12,280
         3,400   2 Centene Corp.                                                                                              84,728
         4,000   2 Cepheid, Inc.                                                                                              33,080
         1,400   2 Cerus Corp.                                                                                                 8,120
         1,926     Chemed Corp.                                                                                           70,299
           900   2 Coley Pharmaceutical Group, Inc.                                                                            9,009
         1,300   2 Combinatorx, Inc.                                                                                          10,868
           900     Computer Programs & Systems, Inc.                                                                      28,575
         1,300   2 Conceptus, Inc.                                                                                            30,147
         2,200   2 Conor Medsystems, Inc.                                                                                     73,084
           771   2 Corvel Corp.                                                                                               36,337
         2,700   2 Cross Country Healthcare, Inc.                                                                             60,912
         4,238   2 Cubist Pharmaceuticals, Inc.                                                                               77,979
         1,698   2 Cyberonics, Inc.                                                                                           35,777
         3,200   2 Cypress Biosciences, Inc.                                                                                  26,432
         1,100   2 Cytokinetics, Inc.                                                                                          8,701
         1,500   2 DJ Orthopedics, Inc.                                                                                       62,100
           959     Datascope Corp.                                                                                        35,425
         4,300   2 Decode Genetics, Inc.                                                                                      15,781
         6,600 2,3 Dendreon Corp.                                                                                             28,314
         2,783   2 Dendrite International, Inc.                                                                               30,363
         3,600   2 DepoMed, Inc.                                                                                              12,744
         1,600   2 Dexcom, Inc.                                                                                               14,240
         1,196   2 Digene Corp.                                                                                               61,534
         1,601   2 Dionex Corp.                                                                                               95,131
         1,925   2 Diversa Corp.                                                                                              19,654
         4,000   2 Durect Corp.                                                                                               17,680
         2,994   2 Eclipsys Corp.                                                                                             58,682
         1,900   2 Emageon, Inc.                                                                                              22,800
         2,300   2 Emisphere Technologies, Inc.                                                                               12,535
         5,084   2 Encysive Pharmaceuticals, Inc.                                                                             17,031
         2,008   2 Enzo Biochem, Inc.                                                                                         29,799
         4,000   2 Enzon, Inc.                                                                                                35,680
           800   2 Ev3, Inc.                                                                                                  14,736
         5,855   2 Exelixis, Inc.                                                                                             57,379
         1,800   2 Five Star Quality Care, Inc.                                                                               21,834
        61,000   2 Five Star Quality Care, Inc., Rights                                                                            0
         1,300   2 Foxhollow Technologies, Inc.                                                                               26,689
           300   2 GTX, Inc.                                                                                                   5,580
         1,450   2 Genesis Healthcare Corp.                                                                                   88,769
         1,800   2 Genitope Corp.                                                                                              6,858
           400   2 Genomic Health, Inc.                                                                                        9,128
        12,800   2 Genta, Inc.                                                                                                 6,144
         2,000   2 Gentiva Health Services, Inc.                                                                              39,600
         4,840   2 Geron Corp.                                                                                                39,640
         1,600   2 Greatbatch Technologies, Inc.                                                                              47,024
         1,964   2 Haemonetics Corp.                                                                                          94,743
         1,600   2 Hana Biosciences, Inc.                                                                                      8,496
         1,800   2 HealthExtras, Inc.                                                                                         46,008
         2,500   2 HealthTronics Surgical Services, Inc.                                                                      16,125
         1,000   2 Healthspring, Inc.                                                                                         19,670
         2,600   2 Healthways, Inc.                                                                                          118,066
           700   2 Hi-Tech Pharmacal Co., Inc.                                                                                 7,546
         4,060   2 Hologic, Inc.                                                                                             225,533
         1,500   2 Horizon Health Corp.                                                                                       29,520
        10,300   2 Human Genome Sciences, Inc.                                                                               121,334
         2,600 2,3 Hythiam, Inc.                                                                                              22,516
         1,600   2 I-Flow Corp.                                                                                               25,056
         1,100   2 ICU Medical, Inc.                                                                                          43,395
         1,700   2 IRIS International, Inc.                                                                                   19,618
         1,200   2 Idenix Pharmaceuticals, Inc.                                                                               10,680
         3,512   2 Illumina, Inc.                                                                                            143,465
         5,052   2 Immucor, Inc.                                                                                             159,340
         6,500   2 Incyte Genomics, Inc.                                                                                      48,295
         4,500 2,3 Indevus Pharmaceuticals, Inc.                                                                              28,935
         1,600   2 Integra Lifesciences Corp.                                                                                 68,880
         2,348   2 InterMune, Inc.                                                                                            82,180
         1,400   2 Intralase Corp.                                                                                            34,440
         2,263     Invacare Corp.                                                                                         48,858
         1,800   2 Inverness Medical Innovations, Inc.                                                                        74,196
         5,878   2 Isis Pharmaceuticals, Inc.                                                                                 61,072
         2,750   2 KV Pharmaceutical Co., Class A                                                                             69,383
         1,000   2 Kendle International, Inc.                                                                                 38,840
           700   2 Kensey Nash Corp.                                                                                          22,176
         2,800   2 Keryx Biopharmaceuticals, Inc.                                                                             31,948
         1,780   2 Kindred Healthcare, Inc.                                                                                   51,086
         3,100   2 Kyphon, Inc.                                                                                              145,049
         1,650     LCA Vision, Inc.                                                                                       63,888
           500   2 LHC Group, Inc.                                                                                            13,015
           700     Landauer, Inc.                                                                                         35,959
         4,750   2 Lexicon Genetics, Inc.                                                                                     18,050
         2,700   2 LifeCell Corp.                                                                                             64,557
         2,039   2 Luminex Corp.                                                                                              25,916
         6,100   2 MGI PHARMA, Inc.                                                                                          117,242
           200   2 MWI Veterinary Supply, Inc.                                                                                 6,552
         3,000   2 Magellan Health Services, Inc.                                                                            122,430
         1,500   2 Mannkind Corp.                                                                                             24,840
         2,500   2 Martek Biosciences Corp.                                                                                   58,275
         1,800   2 Matria Healthcare, Inc.                                                                                    49,734
         1,807   2 Maxygen, Inc.                                                                                              20,528
           900   2 MedCath Corp.                                                                                              25,776
         9,000   2 Medarex, Inc.                                                                                             121,230
           400   2 Medical Action Industries, Inc.                                                                            12,620
         3,800   2 Medicines Co.                                                                                             116,356
         4,300     Medicis Pharmaceutical Corp., Class A                                                                 163,099
         3,076     Mentor Corp.                                                                                          156,845
         1,900   2 Merge Technologies, Inc.                                                                                   10,488
         1,249     Meridian Bioscience, Inc.                                                                              37,033
         2,554   2 Merit Medical Systems, Inc.                                                                                40,251
           900   2 Metabasis Therapeutics, Inc.                                                                                5,949
         1,371   2 Molecular Devices Corp.                                                                                    48,232
           900   2 Molina Healthcare, Inc.                                                                                    27,747
         1,200   2 Momenta Pharmaceuticals, Inc.                                                                              23,148
         8,700   2 Monogram Biosciences, Inc.                                                                                 14,790
         2,700   2 Myriad Genetics, Inc.                                                                                      96,498
         4,439   2 NPS Pharmaceuticals, Inc.                                                                                  17,312
         4,403   2 Nabi Biopharmaceuticals                                                                                    25,537
         1,900   2 Nastech Pharmaceutical Co.                                                                                 24,947
           500     National Healthcare Corp.                                                                              27,450
         1,800   2 Natus Medical, Inc.                                                                                        27,360
         7,000   2 Nektar Therapeutics                                                                                        88,900
         3,300   2 Neurocrine Biosciences, Inc.                                                                               46,134
         1,100   2 Neurometrix, Inc.                                                                                          14,630
         1,000   2 New River Pharmaceuticals, Inc.                                                                            55,900
           100   2 Nighthawk Radiology Holdings, Inc.                                                                          2,521
         2,500 2,3 Northfield Laboratories, Inc.                                                                               9,900
           200   2 Northstar Neuroscience, Inc.                                                                                2,652
         5,600   2 Novavax, Inc.                                                                                              22,960
         1,801   2 Noven Pharmaceuticals, Inc.                                                                                49,275
         2,800   2 NuVasive, Inc.                                                                                             67,788
         3,766   2 Nuvelo, Inc.                                                                                               13,143
         1,500   2 NxStage Medical, Inc.                                                                                      13,365
         4,400   2 OSI Pharmaceuticals, Inc.                                                                                 149,688
         2,975   2 Odyssey Healthcare, Inc.                                                                                   36,920
         1,600   2 Omnicell, Inc.                                                                                             33,152
         3,400   2 Onyx Pharmaceuticals, Inc.                                                                                 40,290
         2,537     Option Care, Inc.                                                                                      33,463
         3,400   2 OraSure Technologies, Inc.                                                                                 28,152
         3,126     Owens & Minor, Inc.                                                                                   104,565
           900   2 PRA International                                                                                          21,528
         5,161   2 PSS World Medical, Inc.                                                                                   103,323
         2,500   2 Pain Therapeutics, Inc.                                                                                    22,525
         1,400   2 Palomar Medical Technologies, Inc.                                                                         69,664
         2,800   2 Panacos Pharmaceuticals, Inc.                                                                              10,948
         2,300   2 Par Pharmaceutical Cos., Inc.                                                                              60,674
         2,305   2 Parexel International Corp.                                                                                75,489
         1,900   2 Penwest Pharmaceuticals Co.                                                                                27,056
        16,000 2,3 Peregrine Pharmaceuticals, Inc.                                                                            18,720
         6,074     Perrigo Co.                                                                                           104,959
         1,700   2 PharmaNet Development Group, Inc.                                                                          33,745
         2,100   2 Pharmion Corp.                                                                                             66,885
         2,500   2 Phase Forward, Inc.                                                                                        33,850
         1,718     PolyMedica Industries, Inc.                                                                            68,789
         2,600   2 Pozen, Inc.                                                                                                43,966
         1,400   2 Progenics Pharmaceuticals, Inc.                                                                            41,958
         1,200   2 Providence Service Corp.                                                                                   26,400
         4,200   2 Psychiatric Solutions, Inc.                                                                               163,548
         1,700   2 Quidel Corp.                                                                                               23,103
           700   2 Radiation Therapy Services, Inc.                                                                           20,783
         3,012   2 Regeneron Pharmaceuticals, Inc.                                                                            59,909
         1,399   2 RehabCare Group, Inc.                                                                                      21,237
         1,600   2 Renovis, Inc.                                                                                               5,536
         1,200   2 Res-Care, Inc.                                                                                             20,844
         2,356   2 Rigel Pharmaceuticals, Inc.                                                                                26,741
         3,850   2 Salix Pharmaceuticals Ltd.                                                                                 54,670
         2,800   2 Sangamo BioSciences, Inc.                                                                                  21,280
         2,600   2 Santarus, Inc.                                                                                             18,096
         4,048   2 Savient Pharmaceuticals, Inc.                                                                              60,437
         2,400   2 Sciele Pharma, Inc.                                                                                        57,000
         1,800   2 Senomyx, Inc.                                                                                              26,316
         1,100   2 Sirona Dental Systems, Inc.                                                                                47,102
           700   2 Somaxon Pharmaceuticals, Inc.                                                                               9,303
         1,387   2 SonoSight, Inc.                                                                                            45,078
         1,700   2 Spectranetics Corp.                                                                                        18,088
         1,200   2 Stereotaxis, Inc.                                                                                          12,336
         5,200     Steris Corp.                                                                                          134,368
         1,200   2 Sun Healthcare Group, Inc.                                                                                 14,784
         3,276   2 Sunrise Senior Living, Inc.                                                                               117,150
         3,926   2 SuperGen, Inc.                                                                                             20,219
         1,232   2 SurModics, Inc.                                                                                            44,303
         1,000   2 Symbion, Inc.                                                                                              18,700
         2,100   2 Symmetry Medical, Inc.                                                                                     28,938
         2,000   2 Tanox, Inc.                                                                                                38,820
         4,100 2,3 Telik, Inc.                                                                                                27,511
         3,400   2 ThermoGenesis Corp.                                                                                        13,668
         3,930   2 Thoratec Laboratories Corp.                                                                                70,779
         3,735   2 TriZetto Group, Inc.                                                                                       77,464
         1,390   2 Trimeris, Inc.                                                                                             18,709
         3,250   2 United Surgical Partners International, Inc.                                                               99,028
         1,873   2 United Therapeutics Corp.                                                                                 100,393
         6,500     Valeant Pharmaceuticals International                                                                 114,595
         2,560   2 Varian, Inc.                                                                                              136,986
         2,148   2 Ventana Medical Systems                                                                                    90,431
         2,200   2 Viasys Healthcare, Inc.                                                                                    64,746
         4,500   2 ViroPharma, Inc.                                                                                           76,635
           300   2 Visicu, Inc.                                                                                                3,099
         1,200   2 VistaCare, Inc., Class A                                                                                   11,520
         1,200   2 Vital Images, Inc.                                                                                         40,260
           401     Vital Signs, Inc.                                                                                      20,852
         2,284     West Pharmaceutical Services, Inc.                                                                    110,843
         2,200   2 Wright Medical Group, Inc.                                                                                 48,158
           900   2 Xenoport, Inc.                                                                                             21,456
           400     Young Innovations, Inc.                                                                                12,276
           994   2 Zoll Medical Corp.                                                                                         62,344
         2,400   2 Zymogenetics, Inc.                                                                                         38,280
         3,925   2 eResearch Technology, Inc.                                                                                 27,475
         2,400   2 inVentiv Health, Inc.                                                                                      84,216
                          TOTAL                                                                                           11,859,945
                   INDUSTRIALS--13.1%
           700   2 3D Systems Corp.                                                                                           12,768
         1,500 2,3 A.S.V., Inc.                                                                                               25,425
         2,667   2 AAR Corp.                                                                                                  79,450
         3,204     ABM Industries, Inc.                                                                                       82,791
         3,900   2 ABX Air, Inc.                                                                                              26,637
           700   2 AMERCO                                                                                                     58,653
           700     Aaon, Inc.                                                                                                 19,236
         3,000   2 Acco Brands Corp.                                                                                          72,390
         1,000   2 Accuride Corp.                                                                                             11,220
         2,200     Actuant Corp.                                                                                         109,538
         3,277     Acuity Brands, Inc.                                                                                   190,099
         1,726     Administaff, Inc.                                                                                      70,662
         1,400   2 Advisory Board Co.                                                                                         78,834
         6,594   2 AirTran Holdings, Inc.                                                                                     72,996
         2,651   2 Alaska Air Group, Inc.                                                                                    113,595
         1,956     Albany International Corp., Class A                                                                        66,387
         2,200   2 American Commercial Lines, Inc.                                                                           154,968
         1,200     American Ecology, Inc.                                                                                     23,412
           400     American Railcar Industries, Inc.                                                                          11,872
         1,700   2 American Reprographics Co.                                                                                 53,244
           800   2 American Science & Engineering, Inc.                                                                       43,752
         2,400   2 American Superconductor Corp.                                                                              24,192
         1,100     American Woodmark Corp.                                                                                49,456
           600     Ameron, Inc.                                                                                           48,402
           300     Ampco-Pittsburgh Corp.                                                                                  8,949
         2,500     Apogee Enterprises, Inc.                                                                               47,575
         3,683     Applied Industrial Technologies, Inc.                                                                  90,307
           600   2 Argon ST, Inc.                                                                                             13,506
         2,084     Arkansas Best Corp.                                                                                    79,650
         1,261   2 Astec Industries, Inc.                                                                                     45,409
         1,700   2 Atlas Air Worldwide Holdings, Inc.                                                                         81,515
         5,700   2 BE Aerospace, Inc.                                                                                        169,746
           700     Badger Meter, Inc.                                                                                         20,265
         2,376     Baldor Electric Co.                                                                                        83,920
         2,756     Barnes Group, Inc.                                                                                         59,034
           200     Barrett Business Services, Inc.                                                                             4,400
         1,100   2 Basin Water, Inc.                                                                                           7,337
         3,600   2 Beacon Roofing Supply, Inc.                                                                                75,024
         3,472     Belden CDT, Inc.                                                                                          150,164
         2,300   2 Blount International, Inc.                                                                                 29,969
           800     BlueLinx Holdings, Inc.                                                                                 8,904
         2,955     Bowne & Co., Inc.                                                                                      44,443
         2,874     Brady (W.H.) Co.                                                                                      107,631
         3,800     Briggs & Stratton Corp.                                                                               112,632
         2,175     Bucyrus International, Inc.                                                                           100,942
         1,000   2 Builders Firstsource, Inc.                                                                                 18,140
         4,559   2 CBIZ, Inc.                                                                                                 30,545
         1,151     CDI Corp.                                                                                              29,880
         1,000     CIRCOR International, Inc.                                                                             36,090
         4,118     CLARCOR, Inc.                                                                                         142,730
         1,600   2 COMSYS IT Partners, Inc.                                                                                   34,624
           900   2 CRA International, Inc.                                                                                    48,528
         5,800   2 Capstone Turbine Corp.                                                                                      5,336
           900     Cascade Corp.                                                                                          48,348
         1,609   2 Casella Waste Systems, Inc.                                                                                20,113
         1,400   2 Celadon Group, Inc.                                                                                        23,506
           200     Central Parking Corp.                                                                                   3,984
         3,900   2 Cenveo, Inc.                                                                                               91,182
         2,100   2 Ceradyne, Inc.                                                                                            113,568
         1,400   2 China BAK Battery, Inc.                                                                                     7,980
         1,300   2 Clean Harbors, Inc.                                                                                        69,732
         1,345   2 CoStar Group, Inc.                                                                                         63,847
         1,100   2 Columbus McKinnon Corp.                                                                                    25,278
         2,600     Comfort Systems USA, Inc.                                                                                  31,850
         1,150   2 Commercial Vehicle Group, Inc.                                                                             23,230
           100     CompX International, Inc.                                                                               1,578
           800   2 Consolidated Graphics, Inc.                                                                                49,600
           400   2 Cornell Corrections, Inc.                                                                                   7,592
         1,200     Cubic Corp.                                                                                            25,080
         3,364     Curtiss Wright Corp.                                                                                  128,438
         3,800     Deluxe Corp.                                                                                          113,696
         2,000     Diamond Management & Technology Consultants, Inc.                                                      24,960
         2,000   2 Dollar Thrifty Automotive Group                                                                            94,260
           400   2 Dynamex, Inc.                                                                                               9,768
         1,000     Dynamic Materials Corp.                                                                                29,540
         1,200   2 Dyncorp International, Inc., Class A                                                                       18,804
         1,300     EDO Corp.                                                                                                  30,186
         2,342   2 EGL, Inc.                                                                                                  89,254
           500   2 ENGlobal Corp.                                                                                              3,250
         1,866   2 ESCO Technologies, Inc.                                                                                    89,139
         1,379   2 Electro Rent Corp.                                                                                         21,609
         1,867     ElkCorp                                                                                                80,953
         2,356   2 Emcor Group, Inc.                                                                                         135,282
         1,600   2 EnPro Industries, Inc.                                                                                     52,880
         1,950     Encore Wire Corp.                                                                                      46,332
         3,100   2 EnerSys, Inc.                                                                                              50,406
         3,075   2 Energy Conversion Devices, Inc.                                                                           105,934
         1,900     Ennis Business Forms, Inc.                                                                             47,861
         1,751   2 Esterline Technologies Corp.                                                                               69,987
         5,400 2,3 Evergreen Solar, Inc.                                                                                      45,306
         1,200   2 Exponent, Inc.                                                                                             22,332
         2,900   2 ExpressJet Holdings, Inc.                                                                                  22,649
         2,950   2 FTI Consulting, Inc.                                                                                       80,860
         3,813     Federal Signal Corp.                                                                                   62,609
           400   2 First Advantage Corp., Class A                                                                              9,040
           900   2 First Consulting Group, Inc.                                                                               11,547
         1,530   2 First Solar, Inc.                                                                                          49,526
         1,100   2 Flanders Corp.                                                                                              9,658
         2,400     Florida East Coast Industries, Inc.                                                                   145,440
         2,351     Forward Air Corp.                                                                                      73,774
         1,540     Franklin Electronics, Inc.                                                                             77,585
         1,000     Freightcar America, Inc.                                                                               58,110
         3,261   2 Frontier Airlines Holdings, Inc.                                                                           24,229
         3,940   2 Fuelcell Energy, Inc.                                                                                      26,043
         1,555     G & K Services, Inc., Class A                                                                          57,986
           800   2 Gehl Co.                                                                                                   21,400
         4,090   2 GenCorp, Inc.                                                                                              61,186
         3,767   2 General Cable Corp.                                                                                       162,471
         2,425   2 Genesee & Wyoming, Inc., Class A                                                                           68,361
         1,808   2 Genlyte Group, Inc.                                                                                       136,992
         1,650   2 Geo Group, Inc.                                                                                            72,303
         2,000   2 Global Cash Access LLC                                                                                     32,040
         1,200   2 Goodman Global, Inc.                                                                                       21,324
           875     Gorman Rupp Co.                                                                                        35,350
         7,618   2 GrafTech International Ltd.                                                                                61,858
         2,566     Granite Construction, Inc.                                                                            137,435
         1,100     Greenbrier Cos., Inc.                                                                                  31,757
         2,429   2 Griffon Corp.                                                                                              62,571
         1,100   2 H&E Equipment Services, Inc.                                                                               25,894
         1,991     Harland (John H.) Co.                                                                                 100,307
         2,050     Healthcare Services Group, Inc.                                                                        59,286
         4,800     Heartland Express, Inc.                                                                                81,264
         1,758     Heico Corp.                                                                                            64,413
         1,622   2 Heidrick & Struggles International, Inc.                                                                   70,833
         2,000   2 Herley Industries, Inc.                                                                                    33,320
         6,369   2 Hexcel Corp.                                                                                              122,540
         1,100     Horizon Lines, Inc., Class A                                                                           32,725
         3,000   2 Hub Group, Inc.                                                                                            89,580
         2,300   2 Hudson Highland Group, Inc.                                                                                36,317
         1,100   2 Huron Consulting Group, Inc.                                                                               57,035
           300   2 ICT Group, Inc.                                                                                             8,556
         1,400   2 IHS, Inc., Class A                                                                                         53,284
         1,748   2 II-VI, Inc.                                                                                                52,510
         7,600     Ikon Office Solutions, Inc.                                                                           113,240
         1,600   2 Infrasource Services, Inc.                                                                                 34,000
         1,250   2 Innovative Solutions and Support, Inc.                                                                     23,713
         2,292   2 Insituform Technologies, Inc., Class A                                                                     63,970
         1,200     Insteel Industries, Inc.                                                                               20,028
           600   2 Integrated Electrical Services, Inc.                                                                       14,088
         1,700   2 Interline Brands, Inc.                                                                                     38,641
           500     Interpool, Inc.                                                                                        12,355
         1,300   2 Ionatron, Inc.                                                                                              6,708
         5,978   2 Jacuzzi Brands, Inc.                                                                                       74,307
        13,400   2 Jet Blue Airways Corp.                                                                                    183,312
         1,400   2 K&F Industries Holdings, Inc.                                                                              32,606
         2,600   2 KForce Com, Inc.                                                                                           37,076
         1,028   2 Kadant, Inc.                                                                                               28,116
         2,041     Kaman Corp., Class A                                                                                   46,514
         2,368     Kaydon Corp.                                                                                          102,061
         1,520     Kelly Services, Inc., Class A                                                                          47,135
         1,300   2 Kenexa Corp.                                                                                               47,450
         4,272     Knight Transportation, Inc.                                                                            80,314
         2,000     Knoll, Inc.                                                                                            43,980
         3,108   2 Korn/Ferry International                                                                                   74,219
           700   2 L.B. Foster Co.                                                                                            17,500
         1,300   2 LECG Corp.                                                                                                 18,707
         1,475     LSI Industries, Inc.                                                                                   28,158
         4,170   2 Labor Ready, Inc.                                                                                          78,313
         1,200   2 Ladish Co., Inc.                                                                                           48,840
           800   2 Lamson & Sessions Co.                                                                                      20,872
           378     Lawson Products, Inc.                                                                                  16,779
           900   2 Layne Christensen Co.                                                                                      31,527
         1,072     Lindsay Manufacturing Co.                                                                              34,079
           800   2 M & F Worldwide Corp.                                                                                      27,280
         2,987   2 MOOG, Inc., Class A                                                                                       116,463
           700   2 MTC Technologies, Inc.                                                                                     16,009
           800   2 Marten Transport Ltd.                                                                                      12,248
         1,412     McGrath Rentcorp.                                                                                      43,250
         1,499   2 Medis Technologies Ltd.                                                                                    19,382
         2,622   2 Mesa Air Group, Inc.                                                                                       19,639
           400   2 Middleby Corp.                                                                                             44,712
         4,600     Miller Herman, Inc.                                                                                   172,960
           400   2 Miller Industries, Inc.                                                                                     8,860
         2,076     Mine Safety Appliances Co.                                                                             79,615
         2,852   2 Mobile Mini, Inc.                                                                                          75,835
         2,981     Mueller Industries, Inc.                                                                               97,091
         7,120     Mueller Water Products, Inc.                                                                           97,900
           414     NACCO Industries, Inc., Class A                                                                        59,802
         1,527   2 NCI Building System, Inc.                                                                                  86,917
         3,539   2 Navigant Consulting, Inc.                                                                                  73,540
         4,300   2 Navistar International Corp.                                                                              190,232
         1,986     Nordson Corp.                                                                                         102,716
         1,500   2 NuCo2, Inc.                                                                                                32,745
         1,975   2 Old Dominion Freight Lines, Inc.                                                                           54,866
         1,300   2 On Assignment, Inc.                                                                                        16,783
         4,362   2 Orbital Sciences Corp.                                                                                     74,416
           400   2 P.A.M. Transportation Services, Inc.                                                                        8,792
         3,900   2 PHH Corp.                                                                                                 114,114
           900     PW Eagle, Inc.                                                                                         29,682
         2,800     Pacer International, Inc.                                                                              87,248
         1,800   2 PeopleSupport, Inc.                                                                                        42,930
         1,300   2 Perini Corp.                                                                                               39,286
         1,100   2 Pike Electric Corp.                                                                                        17,897
         4,300   2 Plug Power, Inc.                                                                                           15,480
           500   2 Powell Industries, Inc.                                                                                    16,060
         5,400   2 Power-One, Inc.                                                                                            39,906
           200   2 Quality Distribution, Inc.                                                                                  2,014
         1,200   2 RBC Bearings, Inc.                                                                                         36,816
         2,900   2 RailAmerica, Inc.                                                                                          47,009
         1,200     Raven Industries, Inc.                                                                                 34,116
         2,298     Regal Beloit Corp.                                                                                    115,635
         2,000   2 Republic Airways Holdings, Inc.                                                                            38,240
         3,700   2 Resources Connection, Inc.                                                                                116,180
           847     Robbins & Myers, Inc.                                                                                  36,828
         2,290     Rollins, Inc.                                                                                          49,968
         1,500   2 Rush Enterprises, Inc.                                                                                     27,480
         6,120   2 SAIC, Inc.                                                                                                113,526
         1,301   2 Saia, Inc.                                                                                                 34,672
         1,400     Schawk, Inc.                                                                                           24,878
         1,660   2 School Specialty, Inc.                                                                                     64,657
           474   2 Sequa Corp., Class A                                                                                       59,719
         2,708     Simpson Manufacturing Co., Inc.                                                                            88,579
         2,900   2 Sirva, Inc.                                                                                                 8,961
         4,700     SkyWest, Inc.                                                                                             127,558
         1,504     Smith (A.O.) Corp.                                                                                         57,678
         4,965   2 Spherion Corp.                                                                                             40,862
           200   2 Standard Parking Corp.                                                                                      7,616
         1,330     Standard Register                                                                                          16,798
           977     Standex International Corp.                                                                                28,470
           800   2 Sterling Construction Co., Inc.                                                                            16,416
         1,300   2 Superior Essex, Inc.                                                                                       41,483
         6,000     Synagro Technologies, Inc.                                                                                 34,500
           900     TAL International Group, Inc.                                                                              23,724
         1,500   2 Taleo Corp., Class A                                                                                       21,000
         5,200 2,3 Taser International, Inc.                                                                                  40,300
           700     Team, Inc.                                                                                             23,905
         1,426   2 Tecumseh Products Co., Class A                                                                             25,540
         3,000   2 TeleTech Holdings, Inc.                                                                                    80,850
         2,452   2 Teledyne Technologies, Inc.                                                                                93,544
         1,322     Tennant Co.                                                                                                40,876
         4,187   2 Tetra Tech, Inc.                                                                                           75,282
           900     Titan International, Inc.                                                                                  20,871
           500   2 TransDigm Group, Inc.                                                                                      15,925
         2,121     Tredegar Industries, Inc.                                                                                  48,719
         1,029   2 Trex Co. Inc.                                                                                              27,536
         1,210     Triumph Group, Inc.                                                                                        68,002
         1,000   2 TurboChef Technologies, Inc.                                                                               14,890
         3,400     UAP Holding Corp.                                                                                          85,170
           900   2 US Xpress Enterprises, Inc., Class A                                                                       16,623
           600   2 USA Truck, Inc.                                                                                             9,606
           800     United Industrial Corp.                                                                                    40,408
         2,293   2 United Stationers, Inc.                                                                                   116,851
         1,238     Universal Forest Products, Inc.                                                                            60,538
           400   2 Universal Truckload Services, Inc.                                                                         10,352
         1,164     Valmont Industries, Inc.                                                                               64,567
         1,500     Viad Corp.                                                                                             62,910
         1,466     Vicor Corp.                                                                                            15,554
         1,161   2 Volt Information Science, Inc.                                                                             41,053
         2,372     Wabash National Corp.                                                                                      37,810
         3,435     Wabtec Corp.                                                                                              109,989
         2,300   2 Washington Group International, Inc.                                                                      131,399
         3,586   2 Waste Connections, Inc.                                                                                   156,242
           200     Waste Holdings, Inc.                                                                                        5,914
         1,466   2 Waste Services, Inc.                                                                                       16,595
         1,948     Watsco, Inc.                                                                                               99,387
         3,140     Watson Wyatt & Co. Holdings                                                                               139,071
         1,980     Watts Industries, Inc., Class A                                                                            87,061
         3,800     Werner Enterprises, Inc.                                                                                   72,238
         2,500   2 Williams Scotsman International, Inc.                                                                      50,550
         2,194     Woodward Governor Co.                                                                                  91,797
                          TOTAL                                                                                           14,372,359
                   INFORMATION TECHNOLOGY--16.5%
         3,000   2 24/7 Media, Inc.                                                                                           30,330
        29,000   2 3Com Corp.                                                                                                113,100
         2,900   2 AMIS Holdings, Inc.                                                                                        29,986
         2,770   2 ATMI, Inc.                                                                                                 92,629
         1,500   2 Access Integrated Technology, Inc., Class A                                                                13,845
         2,251   2 Actel Corp.                                                                                                40,203
         3,100   2 Actuate Software Corp.                                                                                     16,213
         8,900   2 Adaptec, Inc.                                                                                              32,040
         4,800     Adtran, Inc.                                                                                          106,368
         2,100   2 Advanced Analogic Technologies, Inc.                                                                       11,907
         2,169   2 Advanced Energy Industries, Inc.                                                                           37,589
         1,800   2 Advent Software, Inc.                                                                                      64,350
         5,594   2 Aeroflex, Inc.                                                                                             66,904
         4,300   2 Agile Software Corp.                                                                                       26,918
         2,679     Agilysys, Inc.                                                                                         50,767
         2,100   2 Altiris, Inc.                                                                                              68,733
         7,600   2 Amkor Technology, Inc.                                                                                     80,028
         2,800   2 Anadigics, Inc.                                                                                            25,032
         1,680   2 Anaren Microwave, Inc.                                                                                     27,720
        11,000   2 Andrew Corp.                                                                                              116,820
         2,430   2 Anixter International, Inc.                                                                               134,306
           900   2 Ansoft Corp.                                                                                               25,146
         2,600   2 Ansys, Inc.                                                                                               129,714
        21,900   2 Applied Micro Circuits Corp.                                                                               75,336
         5,479   2 Ariba, Inc.                                                                                                50,955
         7,900   2 Arris Group, Inc.                                                                                         112,338
         6,700   2 Art Technology Group, Inc.                                                                                 17,219
         3,779   2 Aspen Technology, Inc.                                                                                     38,735
         3,748   2 Asyst Technologies, Inc.                                                                                   24,325
         4,100   2 Atheros Communications                                                                                     97,416
        15,200   2 Avanex Corp.                                                                                               32,376
         2,900   2 Avid Technology, Inc.                                                                                     107,300
         4,060   2 Avocent Corp.                                                                                             140,232
         7,600   2 Axcelis Technologies, Inc.                                                                                 48,944
           900   2 Bankrate, Inc.                                                                                             35,559
        13,600   2 BearingPoint, Inc.                                                                                        108,936
           700     Bel Fuse, Inc.                                                                                             22,736
         4,792   2 Benchmark Electronics, Inc.                                                                               108,539
         8,300   2 Bisys Group, Inc.                                                                                         105,991
         1,522     Black Box Corp.                                                                                            62,524
         2,885     Blackbaud, Inc.                                                                                            69,153
         1,900   2 Blackboard Inc.                                                                                            55,480
         1,400   2 Blue Coat Systems, Inc.                                                                                    35,014
         5,800   2 Bookham, Inc.                                                                                              16,820
         6,220   2 Borland Software Corp.                                                                                     33,961
         2,200   2 Bottomline Technologies, Inc.                                                                              28,886
         4,010   2 Brightpoint, Inc.                                                                                          44,150
        29,850   2 Brocade Communications Systems, Inc.                                                                      256,113
         5,932   2 Brooks Automation, Inc.                                                                                    82,573
         3,724   2 C-COR Electronics, Inc.                                                                                    50,982
         2,100   2 CACI International, Inc., Class A                                                                          98,763
        34,200   2 CMG Information Services, Inc.                                                                             43,434
        11,100   2 CNET, Inc.                                                                                                101,565
           100   2 CPI International, Inc.                                                                                     1,572
         3,500   2 CSG Systems International, Inc.                                                                            87,780
         2,850     CTS Corp.                                                                                              44,175
         1,800   2 Cabot Microelectronics Corp.                                                                               54,342
         1,100   2 CalAmp Corp.                                                                                                8,756
           900   2 Carrier Access Corp.                                                                                        5,184
           150     Cass Information Systems, Inc.                                                                          5,633
         3,032   2 Checkpoint Systems, Inc.                                                                                   56,971
         4,400   2 Chordiant Software, Inc.                                                                                   14,124
         4,180   2 Ciber, Inc.                                                                                                28,758
         6,500   2 Cirrus Logic, Inc.                                                                                         48,230
         2,800   2 Cogent, Inc.                                                                                               29,540
         3,200     Cognex Corp.                                                                                               69,824
         2,244   2 Coherent, Inc.                                                                                             69,003
         1,821     Cohu, Inc.                                                                                             36,420
           800   2 Color Kinetics, Inc.                                                                                       16,168
         4,100   2 CommScope, Inc.                                                                                           132,471
         1,500   2 Comtech Group, Inc.                                                                                        24,690
         1,875   2 Comtech Telecommunications Corp.                                                                           67,500
         2,000   2 Concur Technologies, Inc.                                                                                  30,100
        35,600   2 Conexant Systems, Inc.                                                                                     66,216
         1,400   2 Convera Corp.                                                                                               5,026
         2,100   2 Covansys Corp.                                                                                             47,397
         6,740   2 Credence Systems Corp.                                                                                     32,824
         2,100   2 Cybersource Corp.                                                                                          27,090
             4   2 CycleLogic, Inc.                                                                                                0
         3,100   2 Cymer, Inc.                                                                                               130,913
         2,218   2 DSP Group, Inc.                                                                                            46,534
         1,300   2 DTS, Inc.                                                                                                  31,889
         3,100     Daktronics, Inc.                                                                                      107,167
           500   2 DealerTrack Holdings, Inc.                                                                                 13,860
         1,600   2 Digi International, Inc.                                                                                   19,872
         2,790   2 Digital Insight Corp.                                                                                     108,503
         3,100   2 Digital River, Inc.                                                                                       158,658
         1,675   2 Diodes, Inc.                                                                                               61,422
         2,500   2 Ditech Networks, Inc.                                                                                      17,925
         3,000   2 Dycom Industries, Inc.                                                                                     67,890
         2,700   2 EMCORE Corp.                                                                                               11,016
           700   2 EMS Technologies, Inc.                                                                                     14,504
         1,100   2 EPIQ Systems, Inc.                                                                                         19,877
           200   2 Eagle Test Systems, Inc.                                                                                    2,894
         9,900   2 EarthLink Network, Inc.                                                                                    72,369
         2,300   2 Echelon Corp.                                                                                              17,181
         2,339   2 Electro Scientific Industries, Inc.                                                                        49,096
         4,300   2 Electronics for Imaging, Inc.                                                                              99,115
         6,200   2 Emulex Corp.                                                                                              110,050
         9,226   2 Entegris, Inc.                                                                                             98,995
         4,200   2 Epicor Software Corp.                                                                                      58,170
         2,000   2 Equinix, Inc.                                                                                             168,140
         2,400   2 Euronet Worldwide, Inc.                                                                                    69,264
         2,944   2 Exar Corp.                                                                                                 38,566
           850   2 Excel Technology, Inc.                                                                                     23,409
         9,600   2 Extreme Networks, Inc.                                                                                     39,840
         2,031   2 FEI Co.                                                                                                    51,100
         4,800   2 FLIR Systems, Inc.                                                                                        148,368
         2,173   2 FalconStor Software, Inc.                                                                                  19,970
        15,400   2 Finisar Corp.                                                                                              49,896
         3,200   2 FormFactor, Inc.                                                                                          130,080
         1,041   2 Forrester Research, Inc.                                                                                   29,315
        10,200   2 Foundry Networks, Inc.                                                                                    147,594
         4,741   2 Gartner Group, Inc., Class A                                                                              103,638
        18,500   2 Gateway, Inc.                                                                                              37,925
         3,000   2 Genesis Microchip, Inc.                                                                                    23,730
         1,000   2 Gerber Scientific, Inc.                                                                                    12,330
         2,000     Gevity HR, Inc.                                                                                        44,140
         4,000   2 Global Imaging Systems, Inc.                                                                               77,000
         5,800   2 Harmonic Lightwaves, Inc.                                                                                  52,490
         1,500   2 Harris Stratex Networks, Inc., Class A                                                                     32,970
           700     Heartland Payment Systems, Inc.                                                                        18,662
         6,400     Henry Jack & Associates, Inc.                                                                         136,576
           800   2 Hittite Microwave Corp.                                                                                    27,824
         1,760   2 Hutchinson Technology, Inc.                                                                                39,107
         4,100   2 Hypercom Corp.                                                                                             24,805
         4,100   2 Hyperion Solutions Corp.                                                                                  173,102
         1,200   2 I.D. Systems, Inc.                                                                                         18,420
           700   2 I2 Technologies, Inc.                                                                                      15,967
         1,600   2 IGATE Capital Corp.                                                                                        10,848
         1,544   2 IXYS Corp.                                                                                                 13,911
         1,100   2 Ikanos Communications, Inc.                                                                                 8,910
         2,500     Imation Corp.                                                                                         108,775
         2,200   2 InfoSpace.com, Inc.                                                                                        51,128
         2,524     InfoUSA, Inc.                                                                                              30,313
         1,800   2 Infocrossing, Inc.                                                                                         29,664
         6,400   2 Informatica Corp.                                                                                          80,384
         3,796   2 Insight Enterprises, Inc.                                                                                  77,173
           500     Integral Systems, Inc.                                                                                 11,935
         1,780     Inter-Tel, Inc.                                                                                        40,281
         4,200   2 Interdigital Communications Corp.                                                                         145,698
         3,783   2 Intermec, Inc.                                                                                             90,905
         1,850   2 Internap Network Services Corp.                                                                            33,744
         2,800   2 Internet Capital Group, Inc.                                                                               31,164
         2,900   2 Intervoice, Inc.                                                                                           19,024
         3,425   2 Interwoven, Inc.                                                                                           53,773
         1,500   2 Intevac, Inc.                                                                                              33,165
         2,000   2 Itron, Inc.                                                                                               115,280
         2,600   2 Ixia                                                                                                       24,570
         2,193   2 JDA Software Group, Inc.                                                                                   35,088
         1,600   2 Jupitermedia Corp.                                                                                         11,904
         2,050   2 Kanbay International, Inc.                                                                                 59,327
         3,700   2 Keane, Inc.                                                                                                45,029
         6,400   2 Kemet Corp.                                                                                                48,256
         2,400   2 Komag, Inc.                                                                                                81,888
         5,600   2 Kopin Corp.                                                                                                21,616
         2,415   2 Kronos, Inc.                                                                                               91,770
         4,994   2 Kulicke & Soffa Industries                                                                                 46,344
         4,749   2 L-1 Identity Solutions, Inc.                                                                               68,576
         5,331   2 LTX Corp.                                                                                                  28,148
         8,400   2 Lattice Semiconductor Corp.                                                                                49,224
         8,200   2 Lawson Software Inc.                                                                                       61,582
         2,400   2 Lightbridge, Inc.                                                                                          38,520
         3,500   2 Lionbridge Technologies, Inc.                                                                              22,645
         1,000   2 Liquidity Services, Inc.                                                                                   19,980
         1,664   2 Littelfuse, Inc.                                                                                           52,233
         1,700   2 Lo-Jack Corp.                                                                                              30,481
           600   2 Loral Space & Communications Ltd.                                                                          28,602
         3,026   2 MICROS Systems Corp.                                                                                      170,364
         3,000   2 MIPS Technologies, Inc.                                                                                    24,960
         2,500   2 MKS Instruments, Inc.                                                                                      54,675
         7,658   2 MPS Group, Inc.                                                                                           114,717
         9,290   2 MRV Communications, Inc.                                                                                   37,810
         1,600     MTS Systems Corp.                                                                                      68,432
         3,800   2 Macrovision Corp.                                                                                          93,974
         2,100   2 Magma Design Automation                                                                                    17,850
         1,300   2 ManTech International Corp., Class A                                                                       44,356
         2,012   2 Manhattan Associates, Inc.                                                                                 56,477
         1,600   2 Mapinfo Corp.                                                                                              21,840
         1,400     Marchex, Inc., Class B                                                                                 17,038
         2,500   2 Mastec, Inc.                                                                                               28,125
         3,271   2 Mattson Technology, Inc.                                                                                   28,490
         1,479     Maximus, Inc.                                                                                              44,592
         1,400 2,3 Maxwell Technologies, Inc.                                                                                 17,108
           800   2 Measurement Specialties, Inc.                                                                              16,752
         5,900   2 Mentor Graphics Corp.                                                                                     109,740
         1,747   2 Mercury Computer Systems, Inc.                                                                             22,571
         2,786     Methode Electronics, Inc., Class A                                                                     30,674
         5,300   2 Micrel, Inc.                                                                                               53,583
           837   2 MicroStrategy, Inc., Class A                                                                              101,629
         5,208   2 Microsemi Corp.                                                                                            94,786
         3,500   2 Microtune, Inc.                                                                                            17,570
         2,689   2 Midway Games, Inc.                                                                                         18,796
         6,200   2 Mindspeed Technologies, Inc.                                                                               12,214
         1,000   2 MoSys, Inc.                                                                                                 8,260
         2,800   2 Mobility Electronics, Inc.                                                                                 10,556
         1,100   2 Monolithic Power Systems                                                                                   13,541
           500   2 Multi-Fineline Electronix, Inc.                                                                             8,875
         2,400   2 NIC, Inc.                                                                                                  12,840
         1,200   2 Neoware Systems, Inc.                                                                                      14,172
         1,400   2 Ness Technologies, Inc.                                                                                    18,774
         3,400   2 Net 1 UEPS Technologies, Inc.                                                                              92,140
         1,300   2 NetLogic Microsystems, Inc.                                                                                31,044
           968   2 NetRatings, Inc.                                                                                           17,569
         1,823   2 NetScout Systems, Inc.                                                                                     15,222
         2,700   2 Netgear, Inc.                                                                                              69,525
         3,000   2 Newport Corp.                                                                                              59,880
           200   2 Nextest Systems Corp.                                                                                       2,188
         2,700   2 Novatel Wireless, Inc.                                                                                     30,483
         9,252   2 Nuance Communications, Inc.                                                                               106,583
        11,300   2 ON Semiconductor Corp.                                                                                     94,468
           600   2 OPNET Technologies, Inc.                                                                                    8,106
         1,100   2 OSI Systems, Inc.                                                                                          26,378
           400   2 OYO Geospace Corp.                                                                                         23,368
         4,000   2 Omnivision Technologies, Inc.                                                                              46,160
         1,200   2 Online Resources Corp.                                                                                     12,216
         7,433   2 Openwave Systems, Inc.                                                                                     65,559
         1,485   2 Oplink Communications, Inc.                                                                                28,185
         5,400   2 Opsware, Inc.                                                                                              43,200
         1,200   2 Optical Communication Products, Inc.                                                                        1,872
         1,100   2 PDF Solutions, Inc.                                                                                        12,221
         1,800   2 PLX Technology, Inc.                                                                                       18,288
         2,661   2 Packeteer, Inc.                                                                                            35,657
         7,078   2 Palm, Inc.                                                                                                 97,889
         8,220   2 Parametric Technology Corp.                                                                               162,920
         1,592     Park Electrochemical Corp.                                                                             42,490
           900   2 Parkervision, Inc.                                                                                          9,225
         2,552   2 Paxar Corp.                                                                                                56,093
           700     Pegasystems, Inc.                                                                                       6,503
           900   2 Perficient, Inc.                                                                                           18,819
         1,984   2 Pericom Semiconductor Corp.                                                                                19,780
         6,100   2 Perot Systems Corp.                                                                                        99,674
         1,399   2 Photon Dynamics, Inc.                                                                                      15,795
         2,624   2 Photronics, Inc.                                                                                           43,716
         3,500     Plantronics, Inc.                                                                                      68,950
         3,358   2 Plexus Corp.                                                                                               56,414
         6,800   2 Polycom, Inc.                                                                                             228,616
         7,800   2 Powerwave Technologies, Inc.                                                                               45,552
         2,742   2 Presstek, Inc.                                                                                             16,781
         3,414   2 Progress Software Corp.                                                                                    96,992
           700     QAD, Inc.                                                                                               5,670
         1,400     Quality Systems, Inc.                                                                                  59,402
        14,000   2 Quantum Corp. - DLT & Storage Systems                                                                      34,860
         4,600   2 Quest Software, Inc.                                                                                       68,678
         1,800   2 RAE Systems, Inc.                                                                                           6,570
        15,100   2 RF Micro Devices, Inc.                                                                                    116,572
         2,200   2 Rackable Systems, Inc.                                                                                     42,020
         1,549   2 RadiSys Corp.                                                                                              26,039
         2,500   2 Radiant Systems, Inc.                                                                                      28,200
         1,800   2 Radyne Corp.                                                                                               18,828
         7,900   2 RealNetworks, Inc.                                                                                         84,293
           579     Renaissance Learning, Inc.                                                                              8,610
         1,100   2 RightNow Technologies, Inc.                                                                                15,818
         1,200   2 Rofin-Sinar Technologies, Inc.                                                                             78,516
         1,316   2 Rogers Corp.                                                                                               68,011
         1,958   2 Rudolph Technologies, Inc.                                                                                 30,604
         5,500   2 S1 Corp.                                                                                                   31,625
         2,740   2 SAVVIS, Inc.                                                                                              122,807
           800   2 SI International, Inc.                                                                                     23,080
         1,216   2 SPSS, Inc.                                                                                                 37,720
         2,500   2 SRA International, Inc.                                                                                    63,250
         6,800   2 Safeguard Scientifics, Inc.                                                                                17,952
         2,020   2 Safenet, Inc.                                                                                              50,520
         6,300   2 Sapient Corp.                                                                                              39,564
         1,900   2 ScanSource, Inc.                                                                                           55,746
         3,852   2 Secure Computing Corp.                                                                                     25,654
         1,243   2 Semitool, Inc.                                                                                             13,971
         5,300   2 Semtech Corp.                                                                                              72,610
         4,000   2 SiRF Technology Holdings, Inc.                                                                            117,440
         2,200   2 Sigma Designs, Inc.                                                                                        53,262
         6,206   2 Silicon Image, Inc.                                                                                        75,031
         6,900   2 Silicon Storage Technology                                                                                 34,362
         1,400   2 Sirenza Microdevices, Inc.                                                                                  9,856
        11,900   2 Skyworks Solutions, Inc.                                                                                   78,183
         1,800   2 Smith Micro Software, Inc.                                                                                 24,552
         2,100   2 Sohu.com, Inc.                                                                                             56,406
         2,300   2 Sonic Solutions                                                                                            42,205
         4,164   2 Sonicwall, Inc.                                                                                            35,103
        18,400   2 Sonus Networks, Inc.                                                                                      133,216
         1,622   2 Standard Microsystems Corp.                                                                                45,254
           880   2 StarTek, Inc.                                                                                               9,029
           200   2 StorageNetworks, Inc.                                                                                           0
           850   2 Stratasys, Inc.                                                                                            27,404
           900 2,3 SunPower Corp., Class A                                                                                    39,870
         1,031   2 Supertex, Inc.                                                                                             38,498
         6,200   2 Sybase, Inc.                                                                                              160,518
        13,600   2 Sycamore Networks, Inc.                                                                                    50,728
         2,200   2 Sykes Enterprises, Inc.                                                                                    32,142
         3,900   2 Symmetricom, Inc.                                                                                          33,306
         2,100   2 Synaptics, Inc.                                                                                            56,826
           500   2 Synnex Corp.                                                                                                9,600
           565     Syntel, Inc.                                                                                           18,577
         5,099   2 THQ, Inc.                                                                                                 154,500
         1,500   2 TNS, Inc.                                                                                                  25,695
         3,100   2 TTM Technologies                                                                                           33,201
         5,300   2 Take-Two Interactive Software, Inc.                                                                        92,114
         2,730     Talx Corp.                                                                                             86,978
         3,038     Technitrol, Inc.                                                                                       66,897
         4,300   2 Tekelec, Inc.                                                                                              66,220
         2,230   2 Terremark Worldwide, Inc.                                                                                  17,349
         3,200   2 Tessera Technologies, Inc.                                                                                122,368
         1,400   2 The Knot, Inc.                                                                                             42,238
         1,800     TheStreet.com, Inc.                                                                                    17,820
        15,600   2 Tibco Software, Inc.                                                                                      144,768
         9,400   2 TranSwitch Corp.                                                                                           12,784
         2,941   2 Transaction Systems Architects, Inc., Class A                                                             106,317
        11,600   2 Transmeta Corp.                                                                                            10,672
           400   2 Travelzoo, Inc.                                                                                            12,224
         4,500   2 Trident Microsystems, Inc.                                                                                 93,915
        10,312   2 Triquint Semiconductor, Inc.                                                                               48,466
         2,700   2 Tyler Technologies, Inc.                                                                                   37,530
         8,100 2,3 UTStarcom, Inc.                                                                                            71,523
         1,600   2 Ultimate Software Group, Inc.                                                                              39,008
         1,843   2 Ultratech, Inc.                                                                                            22,374
         4,400     United Online, Inc.                                                                                    61,776
         1,590   2 Universal Display Corp.                                                                                    21,417
         3,400   2 VA Software Corp.                                                                                          17,442
         1,700   2 VASCO Data Security International, Inc.                                                                    24,990
         7,030   2 ValueClick, Inc.                                                                                          179,406
         3,969   2 Varian Semiconductor Equipment Associates, Inc.                                                           163,324
         2,241   2 Veeco Instruments, Inc.                                                                                    43,005
         1,674   2 ViaSat, Inc.                                                                                               55,192
         2,210   2 Vignette Corp.                                                                                             39,603
           600   2 Virage Logic Corp.                                                                                          4,632
         1,000   2 Volterra Semiconductor Corp.                                                                               13,180
         3,100   2 WebEx Communications, Inc.                                                                                114,948
         1,700   2 WebSideStory, Inc.                                                                                         24,327
         3,676   2 Websense, Inc.                                                                                             79,585
         6,100   2 Wind River Systems, Inc.                                                                                   60,512
         2,200   2 Witness Systems, Inc.                                                                                      49,808
         3,000   2 Wright Express Corp.                                                                                       92,610
         1,606   2 X-Rite, Inc.                                                                                               18,035
         5,725   2 Zhone Technologies, Inc.                                                                                    6,756
         3,893   2 Zoran Corp.                                                                                                54,385
         1,000   2 Zygo Corp.                                                                                                 15,350
         5,900   2 aQuantive, Inc.                                                                                           158,120
         1,300   2 eCollege.com                                                                                               21,489
         3,700   2 eFunds Corp.                                                                                               98,864
         2,259   2 eSpeed, Inc., Class A                                                                                      18,072
         3,800   2 iPass, Inc.                                                                                                19,798
         3,900   2 j2 Global Communications, Inc.                                                                            103,272
         4,700   2 webMethods, Inc.                                                                                           35,391
                          TOTAL                                                                                           18,062,253
                   MATERIALS--4.3%
           300   2 AEP Industries, Inc.                                                                                       13,989
         8,500   2 AK Steel Holding Corp.                                                                                    178,840
         1,666     AMCOL International Corp.                                                                              50,080
         1,199   3 American Vanguard Corp.                                                                                    20,047
         2,400     Aptargroup, Inc.                                                                                      146,424
         1,793     Arch Chemicals, Inc.                                                                                   60,478
           825     Balchem Corp.                                                                                          12,664
         4,100     Bowater, Inc.                                                                                         112,217
         1,455   2 Brush Engineered Materials, Inc.                                                                           48,146
         2,290   2 Buckeye Technologies, Inc.                                                                                 27,411
         3,400     CF Industries Holdings, Inc.                                                                          103,700
         3,051 2,3 Calgon Carbon Corp.                                                                                        19,130
         2,753   2 Caraustar Industries, Inc.                                                                                 21,914
           600     Castle (A.M.) & Co.                                                                                    15,000
         1,870   2 Century Aluminium Co.                                                                                      85,235
         3,412     Chaparral Steel Co.                                                                                   174,967
         1,429     Chesapeake Corp.                                                                                       25,093
         3,480     Cleveland Cliffs, Inc.                                                                                190,217
        21,800   2 Coeur d'Alene Mines Corp.                                                                                  95,484
         2,000     Compass Minerals International, Inc.                                                                   62,060
           792     Deltic Timber Corp.                                                                                    42,388
         3,501     Ferro Corp.                                                                                            74,606
         4,472     Fuller (H.B.) Co.                                                                                     115,691
         2,883     Georgia Gulf Corp.                                                                                     59,995
         1,818     Gibraltar Industries, Inc.                                                                             44,596
         3,257     Glatfelter (P.H.) Co.                                                                                  52,731
         5,300   2 Grace (W.R.) & Co.                                                                                        115,010
         5,100   2 Graphic Packaging Corp.                                                                                    24,633
         1,084     Greif Brothers Corp., Class A                                                                             123,912
         3,400   2 Headwaters, Inc.                                                                                           77,248
         9,900   2 Hecla Mining Co.                                                                                           70,587
         8,400   2 Hercules, Inc.                                                                                            164,724
           900     Innospec, Inc.                                                                                         48,150
           400     Koppers Holdings, Inc.                                                                                 10,164
           484     Kronos Worldwide, Inc.                                                                                 17,216
         2,072     MacDermid, Inc.                                                                                        71,878
         2,000   2 Mercer International, Inc.                                                                                 24,220
         2,200     Metal Management, Inc.                                                                                 90,288
         1,563     Minerals Technologies, Inc.                                                                            90,763
         2,059     Myers Industries, Inc.                                                                                 35,456
           622     NL Industries, Inc.                                                                                     6,730
         1,500     NN, Inc.                                                                                               19,155
         1,100     Neenah Paper, Inc.                                                                                     37,543
         1,400     Newmarket Corp.                                                                                        77,980
         2,200   2 OM Group, Inc.                                                                                            107,492
         5,323     Olin Corp.                                                                                                 89,639
           500     Olympic Steel, Inc.                                                                                        13,300
         2,000   2 Omnova Solutions, Inc.                                                                                     12,100
           900   2 Pioneer Cos., Inc.                                                                                         26,946
         7,142   2 Polyone Corp.                                                                                              52,351
         2,755     Quanex Corp.                                                                                              107,968
         1,777   2 RTI International Metals                                                                                  145,270
         2,104     Rock-Tenn Co.                                                                                              68,843
         2,200   2 Rockwood Holdings, Inc.                                                                                    58,300
         1,700     Royal Gold, Inc.                                                                                       54,757
         1,967     Ryerson, Inc.                                                                                          61,705
         1,700     Schnitzer Steel Industries, Inc., Class A                                                              65,450
         2,459     Schulman (A.), Inc.                                                                                    51,344
         1,393     Schweitzer-Mauduit International, Inc.                                                                 33,836
         3,663     Sensient Technologies Corp.                                                                            90,403
         1,700     Silgan Holdings, Inc.                                                                                  79,611
         2,147     Spartech Corp.                                                                                         60,159
         1,200     Steel Technologies, Inc.                                                                               22,260
           430     Stepan Co.                                                                                             13,739
         3,090   2 Stillwater Mining Co.                                                                                      40,046
         2,501   2 Symyx Technologies, Inc.                                                                                   48,569
         6,300   2 Terra Industries, Inc.                                                                                     89,649
         1,906     Texas Industries, Inc.                                                                                    139,939
           600     Tronox, Inc., Class A                                                                                       8,652
         2,000     Tronox, Inc., Class B                                                                                      28,520
         1,900   2 U.S. Concrete, Inc.                                                                                        15,257
         3,495     Wausau-Mosinee Paper Corp.                                                                                 49,769
           800   2 Wheeling Pittsburgh Corp.                                                                                  19,608
         5,300   3 Worthington Industries, Inc.                                                                              101,654
         1,200 2,3 Zoltek Cos., Inc.                                                                                          32,064
                          TOTAL                                                                                            4,747,960
                   TELECOMMUNICATION SERVICES--1.3%
         3,600   2 AT Road, Inc.                                                                                              26,712
         3,800     Alaska Communications Systems Holdings, Inc.                                                               61,408
           100     Atlantic Telephone Network, Inc.                                                                            3,004
         1,840     CT Communications, Inc.                                                                                    44,951
           900   2 Cbeyond Communications, Inc.                                                                               26,748
         1,327   2 Centennial Cellular Corp., Class A                                                                         10,178
        19,100   2 Cincinnati Bell, Inc.                                                                                      92,826
         1,000   2 Cogent Communications Group, Inc.                                                                          21,000
         1,702     Commonwealth Telephone Enterprises, Inc.                                                               71,892
         1,300     Consolidated Communications Holdings, Inc.                                                             28,665
        19,400   2 Covad Communications Group, Inc.                                                                           26,384
        11,000   2 Dobson Communications Corp., Class A                                                                      106,590
         1,100   2 Eschelon Telecom, Inc.                                                                                     25,036
         2,100     FairPoint Communications, Inc.                                                                             42,546
         8,550 2,3 FiberTower Corp.                                                                                           44,717
         4,376   2 General Communications, Inc., Class A                                                                      67,653
         1,457     Golden Telecom, Inc.                                                                                       75,443
         3,800   2 IDT Corp., Class B                                                                                         51,110
         2,500 2,3 Inphonic, Inc.                                                                                             34,700
         2,200     Iowa Telecommunication Services, Inc.                                                                  44,220
         1,600   2 NTELOS Holdings Corp.                                                                                      29,792
         1,129     North Pittsburgh Systems, Inc.                                                                             26,611
         5,000   2 Premiere Global Services, Inc.                                                                             47,300
           500     Shenandoah Telecommunications Co.                                                                          23,190
         1,100     SureWest Communications                                                                                    30,767
         1,400   2 Syniverse Holdings, Inc.                                                                                   20,552
        10,750   2 Time Warner Telecom, Inc.                                                                                 250,260
         2,140   2 USA Mobility, Inc.                                                                                         43,442
         3,200   2 Vonage Holdings Corp.                                                                                      18,176
         3,900   2 Wireless Facilities, Inc.                                                                                   9,165
         1,400   2 iPCS, Inc.                                                                                                 74,634
                          TOTAL                                                                                            1,479,672
                   UTILITIES--2.6%
         1,900     Allete, Inc.                                                                                           91,371
         1,279     American States Water Co.                                                                              50,124
        27,599   2 Aquila, Inc.                                                                                              125,023
         3,985     Avista Corp.                                                                                          100,223
         2,300     Black Hills Corp.                                                                                      85,261
         1,304     CH Energy Group, Inc.                                                                                  66,556
         1,227     California Water Service Group                                                                         48,786
         1,352     Cascade Natural Gas Corp.                                                                              35,166
         3,780     Cleco Corp.                                                                                            96,541
         6,590     Duquesne Light Holdings, Inc.                                                                         131,866
         3,615   2 El Paso Electric Co.                                                                                       87,845
         2,361     Empire Distribution Electric Co.                                                                       56,215
           700     EnergySouth, Inc.                                                                                      26,929
         1,100     ITC Holdings Corp.                                                                                     47,850
         3,200     Idacorp, Inc.                                                                                         118,240
         1,597     Laclede Group, Inc.                                                                                    51,871
         1,542     MGE Energy, Inc.                                                                                       52,706
         3,300     NICOR, Inc.                                                                                           150,150
         2,121     New Jersey Resources Corp.                                                                             98,839
         2,096     Northwest Natural Gas Co.                                                                              85,286
           400     Ormat Technologies, Inc.                                                                               15,676
         2,171     Otter Tail Corp.                                                                                       70,188
         4,700     PNM Resources, Inc.                                                                                   143,256
         2,800     Peoples Energy Corp.                                                                                  121,940
         5,300     Piedmont Natural Gas, Inc.                                                                            136,793
         2,300     Portland General Electric Co.                                                                          60,122
         1,164     SJW Corp.                                                                                              46,385
         2,064     South Jersey Industries, Inc.                                                                          68,195
         2,878     Southwest Gas Corp.                                                                                   112,962
         2,271     Southwest Water Co.                                                                                    29,773
         1,941     UIL Holdings Corp.                                                                                     75,330
         2,606     UniSource Energy Corp.                                                                                 97,777
           600     Vineyard National Bancorp                                                                              14,922
         3,600     WGL Holdings, Inc.                                                                                    113,868
         6,000     Westar Energy, Inc.                                                                                   159,360
                          TOTAL                                                                                            2,873,395
                          TOTAL COMMON STOCKS (IDENTIFIED COST $66,567,232)                                               99,646,708
                   PREFERRED STOCK--0.0%
                   HEALTH CARE--0.0%
            76     Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)                                               0
                   REPURCHASE AGREEMENTS--9.6%
  $  9,383,000     Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which            9,383,000
                   Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for
                   $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.
     1,191,000     Interest in $3,300,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ING        1,191,000
                   Financial Markets LLC will repurchase a U.S. Treasury and U.S. Government Agency security with maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $3,378,754,250 (purchased with proceeds from securities lending collateral).
                          TOTAL REPURCHASE AGREEMENTS (AT COST)                                                           10,574,000
                          TOTAL INVESTMENTS --- 100.4%                                                                   110,220,708
                      (IDENTIFIED COST $77,169,964)4
                          OTHER ASSETS AND LIABILITIES --- NET --- (0.4)%                                                  (403,955)
                          TOTAL NET ASSETS --- 100%                                                                    $ 109,816,753

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Russell 2000 Index and minimizing trading costs. The total market value of open index futures contracts is $10,055,000 at January 31, 2007, which represents 9.2% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 99.9%.

2    Non-income producing security.

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of January 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED        MARKET VALUE OF COLLATERAL
     $1,094,085                               $1,191,000

4 At January 31, 2007, the cost of investments for federal tax purposes was $77,169,964. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $33,050,744. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,989,801 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,939,057.

     At January 31, 2007, the Fund had the following outstanding long futures contracts:

                                   NUMBER OF    NOTIONAL      EXPIRATION   UNREALIZED
    CONTRACTS                      CONTRACTS    VALUE         DATE         APPRECIATION
    2Russell 2000 Index Futures    25           $10,055,000   March 2007   $75,663


    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INDEX TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        March 16, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007